FIDELITY(REGISTERED TRADEMARK)
AGGRESSIVE GROWTH
FUND

ANNUAL REPORT

NOVEMBER 30, 1999

CONTENTS

PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   19  Statements of assets and
                           liabilities, operations, and
                           changes in net assets, as
                           well as financial highlights.

NOTES                  23  Footnotes to the financial
                           statements.

REPORT OF INDEPENDENT  29  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          30


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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

U.S. equity indexes once again dominated the financial headlines, led by the NASDAQ's 15 record highs in 21 November sessions. Meanwhile, the Standard & Poor's 500 SM posted two record closings and the Dow Jones Industrial Average crept above the 11,000 mark for the first time since mid-September. However, another Federal Reserve Board interest rate hike and continued inflation concerns drove down the price of the benchmark 30-year Treasury.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY AGGRESSIVE GROWTH         93.91%       372.53%       902.60%

Russell Midcap Growth              42.32%       197.27%       n/a

Mid-Cap Funds Average              35.28%       158.92%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 28, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of U.S. domiciled medium-capitalization growth-oriented stocks of U.S. corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 408 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1999  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY AGGRESSIVE GROWTH       93.91%       36.42%        29.46%

Russell Midcap Growth            42.32%       24.35%        n/a

Mid-Cap Funds Average            35.28%       20.35%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
               Fidelity Aggressive Growth     Russell MidCap
               00324                         RS012
         1990/12/31     10000.00               10000.00
         1991/01/31     11481.11               10749.93
         1991/02/28     12097.42               11696.15
         1991/03/28     12962.23               12307.38
         1991/04/30     12892.64               12198.06
         1991/05/31     13767.40               12814.58
         1991/06/28     12803.18               12116.37
         1991/07/31     14095.43               12727.59
         1991/08/30     15009.94               13125.48
         1991/09/30     15119.28               13110.20
         1991/10/31     15337.97               13404.64
         1991/11/29     14721.67               12962.09
         1991/12/31     16709.92               14702.91
         1992/01/31     16760.18               14833.38
         1992/02/28     16503.44               14865.71
         1992/03/31     15445.65               14255.07
         1992/04/30     14983.52               13982.37
         1992/05/29     15168.37               14009.40
         1992/06/30     14408.41               13592.71
         1992/07/31     15106.75               14198.65
         1992/08/31     14634.35               14012.93
         1992/09/30     15096.48               14319.72
         1992/10/30     16144.00               14751.10
         1992/11/30     17376.36               15683.22
         1992/12/31     18106.25               15983.54
         1993/01/29     18682.87               16172.20
         1993/02/26     17961.44               15674.40
         1993/03/31     18481.29               16128.12
         1993/04/30     18343.37               15465.77
         1993/05/28     19945.37               16195.71
         1993/06/30     20146.94               16129.30
         1993/07/30     20072.68               16078.17
         1993/08/31     20847.15               17013.22
         1993/09/30     21176.04               17216.57
         1993/10/29     21685.28               17493.98
         1993/11/30     20825.94               17087.28
         1993/12/31     21705.02               17772.55
         1994/01/31     22337.92               18229.80
         1994/02/28     22210.71               18073.46
         1994/03/31     21027.67               17221.28
         1994/04/29     21116.71               17179.55
         1994/05/31     20302.58               17204.82
         1994/06/30     18877.83               16464.30
         1994/07/29     19590.21               16920.36
         1994/08/31     21027.67               17930.06
         1994/09/30     20925.90               17633.85
         1994/10/31     21930.85               17938.88
         1994/11/30     21091.27               17147.81
         1994/12/30     21666.26               17388.19
         1995/01/31     21092.41               17597.41
         1995/02/28     22074.34               18533.65
         1995/03/31     23005.26               19268.29
         1995/04/28     23783.15               19430.50
         1995/05/29     24765.09               19908.90
         1995/06/30     27506.84               20815.16
         1995/07/31     30745.94               22125.18
         1995/08/31     31179.52               22367.32
         1995/09/29     31906.41               22865.12
         1995/10/31     31523.84               22287.39
         1995/11/30     31128.51               23283.57
         1995/12/29     29453.73               23296.50
         1996/01/31     29857.03               23707.90
         1996/02/29     31648.72               24604.76
         1996/03/29     31648.72               24798.12
         1996/04/30     33667.71               25996.47
         1996/05/31     34978.05               26527.18
         1996/06/28     33640.97               25725.54
         1996/07/31     30338.38               23728.47
         1996/08/30     31621.98               25010.87
         1996/09/30     34322.88               26599.47
         1996/10/31     33440.41               26287.98
         1996/11/29     35258.84               27836.61
         1996/12/31     34107.09               27367.62
         1997/01/31     36476.58               28578.31
         1997/02/28     34608.07               27949.21
         1997/03/31     32373.98               26369.87
         1997/04/30     33105.13               27015.73
         1997/05/30     36192.24               29436.66
         1997/06/30     37221.27               30251.30
         1997/07/31     41025.99               33146.83
         1997/08/29     40538.56               32823.19
         1997/09/30     43056.98               34484.48
         1997/10/31     39820.94               32757.87
         1997/11/28     40186.52               33102.23
         1997/12/31     40740.26               33536.80
         1998/01/30     40483.71               32932.97
         1998/02/27     44356.52               36029.32
         1998/03/31     46886.75               37539.50
         1998/04/30     47644.10               38049.28
         1998/05/29     45854.00               36484.15
         1998/06/30     50535.79               37516.46
         1998/07/31     50983.32               35909.37
         1998/08/31     41120.57               29055.85
         1998/09/30     46301.53               31253.77
         1998/10/30     47850.65               33554.87
         1998/11/30     51396.41               35818.30
         1998/12/31     58372.63               39527.78
         1999/01/29     64719.13               40712.88
         1999/02/26     61168.50               38721.84
         1999/03/31     69772.67               40878.31
         1999/04/30     74638.34               42740.96
         1999/05/28     71407.08               42191.11
         1999/06/30     78226.54               45136.67
         1999/07/30     77324.80               43699.49
         1999/08/31     81927.46               43245.31
         1999/09/30     79898.53               42877.14
         1999/10/29     89085.08               46192.38
         1999/11/30     99661.82               50976.05

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Aggressive Growth Fund on December 31, 1990, shortly after the fund started. As the chart shows, by November 30, 1999, the value of the investment would have grown to $99,662 - an 896.62% increase on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $50,976 - a 409.76% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF NOVEMBER 30, 1999, THE ONE YEAR AND FIVE YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE ARE 45.45%, 208.48%, AND 45.45%, 24.90%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Over the past year, the technology
sector turned the challenge for
equity market leadership into a
one-horse race, crossing the wire
uncontested while other segments of
the market struggled just to get out
of the gate. For the 12-month
period ending November 30, 1999,
the Standard & Poor's 500 Index -
a market-capitalization-weighted
index of 500 widely held U.S. stocks
- returned 20.90%. The Dow Jones
Industrial Average - an index of 30
blue-chip stocks - posted a 21.20%
return during the period. Small-cap
stocks also rode the tech wave, as
the Russell 2000(registered trademark) Index - helped by its healthy 26% weighting in the sector - returned 15.67% for the 12 months ending November 30,
1999. Spurring the technology
industry on in large part was the
Internet and all of its inherent cost
and productivity efficiencies. Even
the Federal Reserve Board had
trouble reining in the sector and its
influence on the vigorous U.S.
economy. The Fed's three
interest-rate hikes over the final six
months of the period - typically an
effective harness on the
performance of hot growth stocks
- had little effect on technology's
momentum. Witness the tech-heavy
NASDAQ Index, which returned
71.64% during the 12-month
period, and which set a record high
in 71% of the trading sessions - or,
15 out of 21 days - during
November.

(photograph of Erin Sullivan)

An interview with Erin Sullivan, Portfolio Manager of Fidelity
Aggressive Growth Fund

Q. HOW DID THE FUND PERFORM, ERIN?

A. Quite well. For the 12-month period that ended November 30, 1999, the fund had a total return of 93.91%. That outpaced both the Russell Midcap Growth Index, which returned 42.32%, and the mid-cap funds average as measured by Lipper Inc., which returned 35.28% during the same 12-month period.

Q. THE FUND OUTPACED ITS BENCHMARK AND PEER GROUP BY WIDE MARGINS. WHAT WAS YOUR RECIPE FOR SUCCESS?

A. The fund benefited from simply focusing its attention solely on those companies with the fastest earnings growth. Due to enormous innovation and strong growth in the technology and telecommunications markets, several companies experienced very rapid earnings growth during the period. In addition, the low interest-rate environment allowed fast-growing companies to maintain their high price-to-earnings (P/E) ratios - reflective of the market's willingness to pay more for a company that's growing its earnings faster than the overall market. The fund was rewarded for its significant exposure to the technology and telecom sectors over the course of the period. Some good picks within the health care sector also added appreciably to fund returns.

Q. WHAT WERE THE CATALYSTS FOR THIS STRONG GROWTH IN THE WORLD OF
TECHNOLOGY AND TELECOMMUNICATIONS?

A. The Internet made tremendous strides, which in turn created significant opportunities for companies with the products that improved the speed and efficiency of this medium. Service-related firms also benefited from providing customers with the infrastructure capabilities they needed in order to move their businesses online. In addition to its adoration for many of these high-tech names, the market continued to embrace telecom firms, which were strong beneficiaries of the growth of the Net and wireless voice communications.

Q. WHAT WERE SOME OF YOUR OTHER STRATEGIES DURING THE 12-MONTH PERIOD?

A. I chose to take profits from a few of the fund's biotechnology positions, seeking better valuations for stronger earnings growth elsewhere. I found what I was looking for in some pharmaceutical firms
- namely Warner-Lambert and Bristol-Myers Squibb - and stocked up on them accordingly. On the other hand, I scaled back considerably on retail stocks. Although delivering strong earnings growth, some firms suffered from falling P/E levels, as the threat from well-financed Internet start-ups raised questions about long-term growth rates. I broadened the fund's exposure to the finance sector toward the end of the period, adding some of the larger, more liquid names such as Citigroup and Chase Manhattan, which were attractively priced relative to their earnings growth.

Q. WHAT STOCKS WERE POSITIVE CONTRIBUTORS?

A. Exodus, the fund's top holding at the close of the period, was a huge performer over the past year, driven by strong demand for Web hosting - that is, providing server space and other Web-related services to companies looking to do e-commerce, as well as large enterprises looking to take their businesses to the Net. QUALCOMM, a leading provider of wireless communications products, benefited from advancing the delivery of digital voice and data. Brocade Communications was a big winner in the realm of data storage with the exponential rise in Net usage. America Online also added meaningfully to returns.

Q. WHICH STOCKS DISAPPOINTED?

A. CVS recoiled in response to pressure from its online competitors. Chip manufacturer Hi/fn declined sharply as two major customers unexpectedly slashed their volume requirements and decided to work down high inventory levels. I sold off the fund's position in Hi/fn during the period. Two other stocks that hurt included At Home - a cable modem service provider and Internet portal operator - which wilted from increased competition, and computer hardware supplier Ingram Micro, which fell far short of its earnings estimates. The fund no longer held these stocks at the close of the period.

Q. WHAT'S YOUR OUTLOOK?

A. It's been a fantastic environment for growth stocks recently, and there's still a lot of opportunity out there in terms of long-term growth over the next several years. However, valuations remain a concern for me, as certain stocks are trading at levels seemingly too high relative to their revenue and earnings potential over time. Therefore, I intend to remain focused on those companies whose earnings growth is priced at an appropriate level, and whose products or services are poised to further penetrate the marketplace.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

ERIN SULLIVAN DISCUSSES
THE EMERGENCE OF THE
WIRELESS INTERNET:

"The Internet has become a
tremendous productivity tool for
corporations and consumers
alike. Companies today benefit
from the cost savings associated
with their ability to transact
business online, and from having
direct contact with their
customers. Consumers, on the
other hand, are empowered by
24-hour access to products,
services and information. The
next wave of opportunity could roll
in with wireless data. This new
technology is exciting because it
has all of the benefits of the
Internet as a form of
communication, with the added
advantage of being able to use it
anywhere. No longer will you have
to be tethered to a desktop for
connectivity, or a laptop with a
connection, to enjoy the
productivity improvements afforded
by the Internet. The interesting
thing is that even though
international acceptance of the
Internet lags the U.S., wireless
communications overseas is further
advanced, with many international
service providers already beginning
to roll out wireless data products. I
foresee the year ahead to be an
exciting one on a global scale. It's
not yet clear who the winners will
be, how different companies across
the world will align or how
partnerships will form. It is evident,
however, that the market could
experience quite a bit of volatility
as market share plays itself out
over time."

FUND FACTS

GOAL: Seeks capital
appreciation

FUND NUMBER: 324

TRADING SYMBOL: FDEGX

START DATE: December 28,
1990

SIZE: as of November 30,
1999, more than $11.5
billion

MANAGER: Erin Sullivan, since
1997; manager, Fidelity Select
Software and Computer
Services Portfolio, 1997;
Fidelity Select Retailing
Portfolio, 1995-1997;
joined Fidelity in 1991
(checkmark)

INVESTMENT CHANGES

TOP TEN STOCKS AS OF NOVEMBER
30, 1999

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Exodus Communications, Inc.     7.7                      5.9

Brocade Communications          5.7                      0.2
Systems, Inc.

QUALCOMM, Inc.                  3.4                      1.9

Foundry Networks, Inc.          3.3                      0.0

America Online, Inc.            2.6                      1.2

Warner-Lambert Co.              2.2                      0.0

Cisco Systems, Inc.             2.1                      1.3

Sprint Corp. Series 1 (PCS      2.1                      0.2
Group)

Motorola, Inc.                  2.1                      0.3

Citigroup, Inc.                 2.1                      0.0

                                33.3                     11.0

TOP FIVE MARKET SECTORS AS OF
NOVEMBER 30, 1999

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

TECHNOLOGY                      45.1                     33.3

UTILITIES                       14.9                     14.2

HEALTH                          12.7                     14.9

FINANCE                         10.2                     2.6

MEDIA & LEISURE                 6.3                      14.4



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF NOVEMBER 30, 1999 *                                      AS OF MAY 31, 1999 **

                        Stocks 98.0%                                                    Stocks 95.9%

                        Convertible  Securities 0.3%                                    Convertible  Securities 0.0%

                        Short-Term  Investments and                                     Short-Term  Investments and
                        Net Other Assets 1.7%                                           Net Other Assets 4.1%

* FOREIGN INVESTMENTS                                 6.9%      ** FOREIGN INVESTMENTS                                2.0%





Row: 1, Col: 1, Value: 98.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.3
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.7

Row: 1, Col: 1, Value: 95.90000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.1

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS NOVEMBER 30, 1999
Showing Percentage of Net Assets


COMMON STOCKS - 98.0%

                                 SHARES                        VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - 0.7%

METALS & MINING - 0.1%

CommScope, Inc. (a)               200,000                      $ 8,425

PACKAGING & CONTAINERS - 0.6%

Corning, Inc.                     800,000                       74,950

TOTAL BASIC INDUSTRIES                                          83,375

DURABLES - 0.2%

CONSUMER ELECTRONICS - 0.2%

Gemstar International Group       200,000                       22,550
Ltd. (a)

ENERGY - 0.2%

ENERGY SERVICES - 0.1%

Schlumberger Ltd.                 130,000                       7,808

OIL & GAS - 0.1%

EOG Resources, Inc.               700,000                       12,950

TOTAL ENERGY                                                    20,758

FINANCE - 10.2%

BANKS - 3.2%

Bank of America Corp.             800,000                       46,800

Bank of New York Co., Inc.        400,000                       15,950

Capital One Financial Corp.       900,000                       41,906

Chase Manhattan Corp.             2,000,000                     154,500

Comerica, Inc.                    253,200                       13,420

FleetBoston Financial Corp.       900,000                       34,031

Wells Fargo & Co.                 1,295,100                     60,222

                                                                366,829

CREDIT & OTHER FINANCE - 4.2%

American Express Co.              1,000,000                     151,313

Associates First Capital          1,682,000                     55,927
Corp. Class A

Citigroup, Inc.                   4,495,300                     242,184

Providian Financial Corp.         550,050                       43,523

                                                                492,947

FEDERAL SPONSORED CREDIT - 0.3%

Fannie Mae                        550,000                       36,644

INSURANCE - 1.6%

American International Group,     1,526,250                     157,585
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Hartford Financial Services       175,700                      $ 8,203
Group, Inc.

Hartford Life, Inc. Class A       18,900                        846

Marsh & McLennan Companies,       36,400                        2,862
Inc.

Reliastar Financial Corp.         288,800                       12,563

                                                                182,059

SECURITIES INDUSTRY - 0.9%

E*Trade Group, Inc. (a)           500,000                       15,031

Morgan Stanley Dean Witter &      800,000                       96,500
Co.

                                                                111,531

TOTAL FINANCE                                                   1,190,010

HEALTH - 12.7%

DRUGS & PHARMACEUTICALS - 9.5%

Allergan, Inc.                    550,000                       54,106

American Home Products Corp.      900,000                       46,800

Amgen, Inc. (a)                   200,000                       9,113

Biogen, Inc. (a)                  400,000                       29,225

Bristol-Myers Squibb Co.          2,400,000                     175,350

Eli Lilly & Co.                   2,050,000                     147,088

Genentech, Inc.                   1,200,000                     103,050

Genzyme Corp. - General           82,100                        2,956
Division

Gilead Sciences, Inc. (a)         100,000                       4,800

Immunex Corp. (a)                 900,000                       63,788

Medimmune, Inc. (a)               907,376                       109,055

Pfizer, Inc.                      1,500,000                     54,281

Pharmacia & Upjohn, Inc.          500,000                       27,344

Schering-Plough Corp.             400,000                       20,450

Warner-Lambert Co.                2,828,900                     253,717

                                                                1,101,123

MEDICAL EQUIPMENT & SUPPLIES
- 3.1%

Guidant Corp.                     738,000                       36,900

Johnson & Johnson                 1,741,700                     180,701

Medtronic, Inc.                   2,932,346                     113,995

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Millipore Corp.                   400,000                      $ 13,125

Stryker Corp.                     200,000                       11,388

                                                                356,109

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Express Scripts, Inc. Class A     208,900                       10,602
(a)

TOTAL HEALTH                                                    1,467,834

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.1%

ELECTRICAL EQUIPMENT - 4.6%

ANTEC Corp. (a)                   1,800,000                     100,800

General Instrument Corp. (a)      2,100,000                     137,550

Hutchison Whampoa Ltd.            1,100,000                     13,526

L.M. Ericsson Telefon AB          2,000,000                     96,375
sponsored ADR

Omnipoint Corp. (a)               700,000                       56,700

Scientific-Atlanta, Inc.          2,300,000                     134,119

                                                                539,070

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

Tyco International Ltd.           1,314,726                     52,671

TOTAL INDUSTRIAL MACHINERY &                                    591,741
EQUIPMENT

MEDIA & LEISURE - 6.3%

BROADCASTING - 6.0%

AT&T Corp. - Liberty Media        1,600,000                     66,900
Group Class A (a)

CBS Corp. (a)                     1,631,000                     84,812

Clear Channel Communications,     700,000                       56,263
Inc. (a)

Comcast Corp. Class A             1,100,000                     49,706
(special)

Cox Communications, Inc.          700,000                       32,900
Class A (a)

Entercom Communications Corp.     200,000                       11,438

i-CABLE Communications Ltd.       6,144,600                     9,454

Infinity Broadcasting Corp.       467,000                       17,016
Class A

Insight Communications, Inc.      430,100                       10,645

MediaOne Group, Inc.              660,000                       52,305

NTL, Inc. (a)                     437,500                       39,895

Telewest Communications PLC       763,636                       3,596
(a)

Telewest Communications PLC       58,636                        2,851
sponsored ADR (a)

Time Warner, Inc.                 832,590                       51,360

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

United Pan-Europe                 652,250                      $ 64,170
Communications NV

UnitedGlobalCom, Inc. (a)         198,400                       20,671

Univision Communications,         1,028,600                     90,003
Inc. Class A (a)

Westwood One, Inc. (a)            510,000                       29,198

                                                                693,183

ENTERTAINMENT - 0.3%

Viacom, Inc.:

Class A (a)                       100,000                       4,981

Class B (non-vtg.) (a)            600,000                       29,850

                                                                34,831

TOTAL MEDIA & LEISURE                                           728,014

NONDURABLES - 0.8%

FOODS - 0.3%

Quaker Oats Co.                   550,000                       35,888

HOUSEHOLD PRODUCTS - 0.5%

Procter & Gamble Co.              528,200                       57,046

TOTAL NONDURABLES                                               92,934

RETAIL & WHOLESALE - 1.2%

DRUG STORES - 0.2%

CVS Corp.                         383,996                       15,240

Walgreen Co.                      200,000                       5,825

                                                                21,065

GENERAL MERCHANDISE STORES -
0.2%

Wal-Mart Stores, Inc.             400,000                       23,050

GROCERY STORES - 0.2%

Kroger Co. (a)                    980,000                       20,886

Safeway, Inc. (a)                 169,200                       6,239

                                                                27,125

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.6%

Home Depot, Inc.                  400,000                       31,625

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Staples, Inc. (a)                 1,000,000                    $ 23,500

Tiffany & Co., Inc.               150,000                       11,625

                                                                66,750

TOTAL RETAIL & WHOLESALE                                        137,990

SERVICES - 0.9%

ADVERTISING - 0.9%

Interpublic Group of              200,000                       9,400
Companies, Inc.

Omnicom Group, Inc.               646,300                       56,955

Outdoor Systems, Inc. (a)         875,000                       38,938

                                                                105,293

TECHNOLOGY - 44.8%

COMMUNICATIONS EQUIPMENT - 4.1%

AudioCodes Ltd.                   134,300                       8,041

Cisco Systems, Inc. (a)           2,806,560                     250,310

Ditech Communications Corp.       407,500                       42,176

Efficient Networks, Inc.          59,800                        3,588

KPNQwest NV (C Shares) (a)        510,900                       19,152

Metricom, Inc. (a)                186,100                       11,026

Nokia AB sponsored ADR            500,000                       69,094

Nortel Networks Corp.             500,000                       36,790

Tellabs, Inc. (a)                 600,000                       38,925

                                                                479,102

COMPUTER SERVICES & SOFTWARE
- 22.3%

Aether Systems, Inc.              200,000                       15,200

Affymetrix, Inc. (a)              150,000                       14,700

America Online, Inc. (a)          4,200,000                     305,288

Automatic Data Processing,        300,000                       14,813
Inc.

Clarent Corp.                     379,000                       30,794

Digex, Inc. Class A (d)           552,500                       18,509

Exodus Communications, Inc.       8,231,600                     887,462
(a)(d)

F5 Networks, Inc. (d)             1,345,100                     152,164

Foundry Networks, Inc.            1,638,000                     385,135

Intuit, Inc. (a)                  3,876,800                     193,840

Korea Thrunet Co. Ltd. Class A    25,300                        1,407

Legato Systems, Inc. (a)          747,100                       50,453

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Microsoft Corp. (a)               150,000                      $ 13,657

Polycom, Inc. (a)                 300,000                       19,200

PSINet, Inc. (a)                  1,277,900                     63,895

Redback Networks, Inc.            299,600                       41,925

Terra Networks SA (a)             62,700                        2,164

Verio, Inc. (a)                   3,151,400                     113,253

VERITAS Software Corp. (a)        628,950                       57,588

Yahoo!, Inc. (a)                  935,000                       198,921

                                                                2,580,368

COMPUTERS & OFFICE EQUIPMENT
- 4.7%

Adaptec, Inc. (a)                 3,000,000                     161,625

Alteon Websystems, Inc.           1,291,950                     124,673

Ancor Communications, Inc. (a)    400,000                       24,250

Comverse Technology, Inc. (a)     590,100                       71,328

Crossroads Systems, Inc.          202,700                       17,876

Emulex Corp. (a)                  230,600                       37,473

Extreme Networks, Inc.            152,300                       10,109

Gateway, Inc. (a)                 800,000                       61,100

Hewlett-Packard Co.               400,000                       37,950

                                                                546,384

ELECTRONIC INSTRUMENTS - 0.5%

Agilent Technologies, Inc.        1,036,600                     43,732

PE Corp. - Biosystems Group       211,800                       17,288

                                                                61,020

ELECTRONICS - 13.2%

Advanced Micro Devices, Inc.      500,000                       14,125
(a)

Analog Devices, Inc. (a)          1,300,000                     74,669

Applied Micro Circuits Corp.      700,000                       58,188
(a)

Broadcom Corp. Class A (a)        300,000                       53,719

Brocade Communications            2,283,800                     662,159
Systems, Inc. (d)

Chartered Semiconduct             834,000                       44,411
Manufacturing Ltd. ADR

Cobalt Networks, Inc.             153,500                       25,913

Epcos AG                          97,300                        6,087

Finisar Corp.                     603,700                       69,576

JNI Corp.                         400,000                       31,350

Linear Technology Corp.           300,000                       21,319

Motorola, Inc.                    2,150,000                     245,638

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

National Semiconductor Corp.      600,000                      $ 25,500
(a)

PMC-Sierra, Inc. (a)              100,000                       10,306

QLogic Corp. (a)                  663,600                       75,070

Rambus, Inc. (a)                  15,921                        1,123

Sanmina Corp. (a)                 300,000                       28,838

Texas Instruments, Inc.           253,400                       24,342

Transwitch Corp. (a)              491,500                       23,101

Vitesse Semiconductor Corp.       600,000                       27,038
(a)

                                                                1,522,472

TOTAL TECHNOLOGY                                                5,189,346

UTILITIES - 14.9%

CELLULAR - 13.3%

AirGate PCS, Inc.                 578,300                       22,771

American Mobile Satellite         425,000                       6,667
Corp. (a)

China Telecom (Hong Kong)         6,154,000                     32,347
Ltd. (a)

Leap Wireless International,      100,000                       5,113
Inc. (a)

Mannesmann AG (Reg.)              1,010,000                     213,000

Nextel Communications, Inc.       1,850,300                     183,411
Class A (a)

NTT Mobile Communication          1,550                         54,391
Network, Inc.

Powertel, Inc. (a)                400,000                       34,300

QUALCOMM, Inc. (a)                1,098,800                     398,109

Sprint Corp. Series 1 (PCS        2,681,000                     245,982
Group)

Telephone & Data Systems,         70,100                        9,336
Inc.

Triton PCS Holdings, Inc.         405,700                       18,966
Class A (a)

Vodafone AirTouch PLC             2,000,000                     94,375
sponsored ADR

VoiceStream Wireless Corp. (a)    1,663,800                     153,486

Western Wireless Corp. Class A    950,000                       55,634

Wireless Facilities, Inc.         155,700                       8,408

                                                                1,536,296

TELEPHONE SERVICES - 1.6%

GTE Corp.                         50,000                        3,650

MCI WorldCom, Inc. (a)            1,212,169                     100,231

Net2Phone, Inc. (a)               357,500                       20,780

COMMON STOCKS - CONTINUED

                                 SHARES                        VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Sprint Corp. (FON Group)          600,000                      $ 41,625

Versatel Telecom                  565,000                       15,963
International NV (a)

                                                                182,249

TOTAL UTILITIES                                                 1,718,545

TOTAL COMMON STOCKS                                              11,348,390
(Cost $8,396,053)

CONVERTIBLE PREFERRED STOCKS
- 0.3%



TECHNOLOGY - 0.3%

COMPUTER SERVICES & SOFTWARE
- 0.3%

Verio, Inc. $3.375 (c) (Cost      800,000                       37,100
$40,541)

CASH EQUIVALENTS - 10.3%



Central Cash Collateral Fund,     724,458,300                   724,458
5.69% (b)

Taxable Central Cash Fund,        467,014,798                   467,015
5.34% (b)

                                 MATURITY AMOUNT

Investments in repurchase        $ 3,387,470                    3,387
agreements (U.S. Treasury
obligations), in a joint
trading account at 5%, dated
11/30/99 due 12/1/99


TOTAL CASH EQUIVALENTS             1,194,860
(Cost $1,194,860)

TOTAL INVESTMENT PORTFOLIO -       12,580,350
108.6%
(Cost $9,631,454)

NET OTHER ASSETS - (8.6)%          (997,757)

NET ASSETS - 100%                 $ 11,582,593

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to
$37,100,000
or 0.3% of net assets.

(d) Affiliated company

INCOME TAX INFORMATION

At November 30, 1999, the aggregate cost of investment securities for income tax purposes was $9,646,380,000. Net unrealized appreciation aggregated $2,933,970,000, of which $3,076,307,000 related to appreciated investment securities and $142,337,000 related to depreciated investment securities.
The fund hereby designates approximately $237,523,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                        NOVEMBER
                                         30, 1999

ASSETS

Investment in securities, at              $ 12,580,350
value (including repurchase
agreements of $3,387) (cost
$9,631,454) -  See
accompanying schedule

Receivable for investments                 15,733
sold

Receivable for fund shares                 135,061
sold

Dividends receivable                       2,497

Interest receivable                        1,976

Redemption fees receivable                 55

Other receivables                          1,026

 TOTAL ASSETS                              12,736,698

LIABILITIES

Payable for investments        $ 400,021
purchased

Payable for fund shares         20,442
redeemed

Accrued management fee          6,005

Other payables and accrued      3,179
expenses

Collateral on securities        724,458
loaned, at value

 TOTAL LIABILITIES                         1,154,105

NET ASSETS                                $ 11,582,593

Net Assets consist of:

Paid in capital                           $ 7,404,069

Accumulated undistributed net              1,229,628
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                2,948,896
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 218,340                   $ 11,582,593
shares outstanding

NET ASSET VALUE, offering                  $53.05
price and redemption price
per share ($11,582,593
(divided by) 218,340 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                        YEAR
                                ENDED NOVEMBER 30, 1999

INVESTMENT INCOME                            $ 10,613
Dividends

Interest                                      9,706

Security lending                              1,667

 TOTAL INCOME                                 21,986

EXPENSES

Management fee Basic fee         $ 35,368

 Performance adjustment           4,863

Transfer agent fees               12,061

Accounting and security           923
lending fees

Non-interested trustees'          24
compensation

Custodian fees and expenses       185

Registration fees                 2,012

Audit                             57

Legal                             39

Interest                          3

Reports to shareholders           299

Miscellaneous                     15

 Total expenses before            55,849
reductions

 Expense reductions               (1,271)     54,578

NET INVESTMENT INCOME (LOSS)                  (32,592)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,271,720
(including realized gain of
$7,071 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    20          1,271,740

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            2,431,220

 Assets and liabilities in        (1)         2,431,219
foreign currencies

NET GAIN (LOSS)                               3,702,959

NET INCREASE (DECREASE) IN                   $ 3,670,367
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED NOVEMBER 30, 1999  YEAR ENDED NOVEMBER 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ (32,592)                    $ (14,588)
income (loss)

 Net realized gain (loss)         1,271,740                     282,795

 Change in net unrealized         2,431,219                     257,933
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       3,670,367                     526,140
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (235,997)                     (404,243)
from net realized gains

Share transactions Net            6,661,315                     517,086
proceeds from sales of shares

 Reinvestment of distributions    230,927                       398,240

 Cost of shares redeemed          (1,258,379)                   (504,218)

 NET INCREASE (DECREASE) IN       5,633,863                     411,108
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   3,265                         383

  TOTAL INCREASE (DECREASE)       9,071,498                     533,388
IN NET ASSETS

NET ASSETS

 Beginning of period              2,511,095                     1,977,707

 End of period                   $ 11,582,593                  $ 2,511,095

OTHER INFORMATION
Shares

 Sold                             157,336                       18,826

 Issued in reinvestment of        7,624                         17,704
distributions

 Redeemed                         (30,724)                      (19,064)

 Net increase (decrease)          134,236                       17,466


FINANCIAL HIGHLIGHTS

YEARS ENDED NOVEMBER 30,         1999      1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 29.86   $ 29.68   $ 26.37   $ 24.41   $ 16.58
of period

Income from Investment
Operations

Net investment income (loss) B    (.23)     (.18)     (.17)     (.07)     (.14)

Net realized and unrealized       26.12     6.44      3.79      3.10      7.99
gain (loss)

Total from investment             25.89     6.26      3.62      3.03      7.85
operations

Less Distributions

From net realized gain            (2.72)    (6.08)    (.32)     (1.08)    (.04)

Redemption fees added to paid     .02       -         .01       .01       .02
 in capital

Net asset value, end of period   $ 53.05   $ 29.86   $ 29.68   $ 26.37   $ 24.41

TOTAL RETURN A                    93.91%    27.89%    13.98%    13.27%    47.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,583  $ 2,511   $ 1,978   $ 1,939   $ 1,332
(in millions)

Ratio of expenses to average      .99%      1.08%     1.09%     1.10%     1.10%
net assets

Ratio of expenses to average      .97% C    1.05% C   1.05% C   1.09% C   1.09% C
net assets after expense
reductions

Ratio of net investment           (.58)%    (.67)%    (.60)%    (.31)%    (.66)%
income (loss) to average net
assets

Portfolio turnover rate           186%      199%      212%      105%      102%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Aggressive Growth Fund (the fund) (formerly Fidelity Emerging Growth Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital. Effective March 20, 2000, the short-term trading fee will increase from .75% to 1.50%. The 1.50% fee will apply to shares redeemed on or after March 20, 2000, after a holding period of less than 90 days.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund(the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $15,585,652,000 and $10,347,629,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .72% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $437,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other

5. SECURITY LENDING - CONTINUED

reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $675,091,000. The fund received cash collateral of $724,458,000 which was invested in cash equivalents.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,423,000. The weighted average interest rate was 5.87%.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,101,000 under this arrangement.
In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $6,000 and $164,000, respectively, under these arrangements.

8. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS AFFILIATE      PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE

Brocade Communications              $ 258,878          $ -             $ -                  $ 662,159
Systems, Inc.

Digex, Inc. Class A                  4,285              9,782           -                    18,509

Exodus Communications, Inc.          145,774            -               -                    887,462

F5 Networks, Inc.                    37,169             -               -                    152,164

TOTALS                              $ 446,106          $ 9,782         $ -                  $ 1,720,294


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Mt. Vernon Street Trust and the
Shareholders of Fidelity Aggressive Growth Fund (formerly Fidelity Emerging Growth Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Aggressive Growth Fund (formerly Fidelity Emerging Growth
Fund) (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aggressive Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   January 7, 2000

DISTRIBUTIONS

The Board of Trustees of Fidelity Aggressive Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
12/17/99 12/20/99     -          $3.20
1/7/00   1/10/00      -          $1.41

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Erin Sullivan, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund (registered trademark)
Contrafund(registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity Fifty SM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund(registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant (registered trademark) Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions and
Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com
Fidelity Automated Service
 Telephone (FAST SM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE


FIDELITY(REGISTERED TRADEMARK)
GROWTH COMPANY
FUND

ANNUAL REPORT

NOVEMBER 30, 1999

CONTENTS

PRESIDENT'S MESSAGE     3   Ned Johnson on investing
                            strategies.

PERFORMANCE             4   How the fund has done over
                            time.

FUND TALK               6   The manager's review of fund
                            performance, strategy and
                            outlook.

INVESTMENT CHANGES      9   A summary of major shifts in
                            the fund's investments over
                            the past six months.

INVESTMENTS             10  A complete list of the fund's
                            investments with their
                            market values.

FINANCIAL STATEMENTS    23  Statements of assets and
                            liabilities, operations, and
                            changes in net assets,  as
                            well as financial highlights.

NOTES                   27  Notes to the financial
                            statements.

REPORT OF INDEPENDENT   32  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS           33

OTHER FUND INFORMATION  34

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

U.S. equity indexes once again dominated the financial headlines, led by the NASDAQ's 15 record highs in 21 November sessions. Meanwhile, the Standard & Poor's 500 SM posted two record closings and the Dow Jones Industrial Average crept above the 11,000 mark for the first time since mid-September. However, another Federal Reserve Board interest rate hike and continued inflation concerns drove down the price of the benchmark 30-year Treasury.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY GROWTH COMPANY            60.17%       264.41%       596.96%

Russell 3000(registered            31.56%       255.25%       454.20%
trademark) Growth

S&P 500 (registered trademark)     20.90%       236.51%       415.33%

Growth Funds Average               27.23%       187.58%       344.65%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations and the performance of the Standard & Poor's 500 Index (S&P 500) - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY GROWTH COMPANY            60.17%       29.51%        21.43%

Russell 3000 Growth                31.56%       28.86%        18.68%

S&P 500                            20.90%       27.47%        17.82%

Growth Funds Average               27.23%       22.97%        15.68%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Growth Company              Russell 3000 Growth
             00025                       RS007
  1989/11/30      10000.00                    10000.00
  1989/12/31      10170.37                    10181.57
  1990/01/31       9396.31                     9346.96
  1990/02/28       9810.22                     9432.81
  1990/03/31      10337.01                     9812.40
  1990/04/30      10186.50                     9672.84
  1990/05/31      11256.21                    10668.20
  1990/06/30      11385.23                    10779.81
  1990/07/31      11030.45                    10658.70
  1990/08/31       9885.47                     9607.63
  1990/09/30       9009.27                     9068.76
  1990/10/31       9052.28                     9076.79
  1990/11/30      10019.86                     9699.15
  1990/12/31      10535.90                    10048.04
  1991/01/31      11723.88                    10584.17
  1991/02/28      12481.82                    11444.36
  1991/03/31      13159.13                    11914.73
  1991/04/30      13040.87                    11854.08
  1991/05/31      13734.30                    12385.10
  1991/06/30      12809.72                    11783.03
  1991/07/31      13825.68                    12409.76
  1991/08/31      14422.36                    12831.18
  1991/09/30      14336.35                    12630.97
  1991/10/31      14304.10                    12847.07
  1991/11/30      13771.93                    12499.45
  1991/12/31      15627.93                    14233.52
  1992/01/31      15803.79                    13970.66
  1992/02/29      15938.07                    13999.89
  1992/03/31      15114.89                    13591.26
  1992/04/30      14822.99                    13635.65
  1992/05/31      14805.47                    13728.45
  1992/06/30      14280.04                    13353.06
  1992/07/31      14787.96                    13939.98
  1992/08/31      14385.13                    13746.35
  1992/09/30      14612.81                    13919.70
  1992/10/31      15400.96                    14151.32
  1992/11/30      16422.63                    14812.03
  1992/12/31      16869.24                    14976.80
  1993/01/31      17278.94                    14829.57
  1993/02/28      16796.08                    14554.84
  1993/03/31      17395.07                    14841.63
  1993/04/30      17205.59                    14256.36
  1993/05/31      18171.30                    14780.43
  1993/06/30      18238.54                    14657.13
  1993/07/31      17945.16                    14428.25
  1993/08/31      18678.61                    15027.95
  1993/09/30      19204.25                    14967.12
  1993/10/31      19467.07                    15384.88
  1993/11/30      18892.53                    15236.92
  1993/12/31      19600.29                    15529.92
  1994/01/31      20236.08                    15893.61
  1994/02/28      19911.11                    15623.81
  1994/03/31      18983.60                    14850.03
  1994/04/30      19207.01                    14916.34
  1994/05/31      19098.69                    15091.52
  1994/06/30      18218.57                    14628.45
  1994/07/31      18638.32                    15100.10
  1994/08/31      19586.14                    15967.59
  1994/09/30      19193.47                    15777.44
  1994/10/31      19816.33                    16129.26
  1994/11/30      19125.77                    15600.07
  1994/12/31      19164.29                    15872.06
  1995/01/31      18953.39                    16144.05
  1995/02/28      19740.77                    16827.41
  1995/03/31      20514.09                    17319.71
  1995/04/30      21399.89                    17686.87
  1995/05/31      22159.15                    18266.84
  1995/06/30      23804.22                    19024.73
  1995/07/31      25575.82                    19885.28
  1995/08/31      25892.18                    19930.40
  1995/09/30      26623.32                    20795.34
  1995/10/31      26475.69                    20702.18
  1995/11/30      27009.98                    21517.61
  1995/12/31      26755.84                    21676.17
  1996/01/31      27403.73                    22309.84
  1996/02/29      28041.55                    22777.29
  1996/03/31      28256.62                    22848.17
  1996/04/30      29131.76                    23566.24
  1996/05/31      29932.74                    24430.62
  1996/06/30      29524.83                    24288.69
  1996/07/31      27715.22                    22705.87
  1996/08/31      28367.87                    23399.09
  1996/09/30      30303.56                    25051.88
  1996/10/31      30437.05                    25078.91
  1996/11/30      32291.16                    26846.78
  1996/12/31      31252.53                    26419.52
  1997/01/31      33085.98                    28156.33
  1997/02/28      32397.33                    27824.42
  1997/03/31      30401.03                    26277.93
  1997/04/30      31538.46                    27844.02
  1997/05/31      33890.69                    30029.85
  1997/06/30      35175.13                    31215.70
  1997/07/31      38192.80                    33865.40
  1997/08/31      36769.08                    32161.97
  1997/09/30      38540.99                    33845.49
  1997/10/31      36320.30                    32512.09
  1997/11/30      37016.68                    33670.55
  1997/12/31      37161.81                    34012.57
  1998/01/31      37456.14                    34887.67
  1998/02/28      40592.64                    37553.68
  1998/03/31      41918.29                    39057.97
  1998/04/30      41710.35                    39570.21
  1998/05/31      40064.12                    38284.25
  1998/06/30      42576.79                    40453.79
  1998/07/31      42602.78                    39910.17
  1998/08/31      35402.68                    33656.17
  1998/09/30      39024.39                    36304.21
  1998/10/31      41103.84                    39141.69
  1998/11/30      43512.54                    42123.38
  1998/12/31      47280.95                    45922.48
  1999/01/31      50286.25                    48572.17
  1999/02/28      48426.56                    46189.62
  1999/03/31      51538.50                    48566.69
  1999/04/30      52127.24                    48920.77
  1999/05/31      51529.15                    47534.49
  1999/06/30      56463.39                    50801.39
  1999/07/31      57126.90                    49189.15
  1999/08/31      59855.68                    49800.83
  1999/09/30      58715.57                    48890.11
  1999/10/31      62416.25                    52411.67
  1999/11/30      69696.13                    55419.59
IMATRL PRASUN   SHR__CHT 19991130 19991221 114122 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Growth Company Fund on November 30, 1989. As the chart shows, by November 30, 1999, the value of the investment would have grown to $69,696 - a 596.96% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $55,420 - a 454.20% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF NOVEMBER 30, 1999, THE ONE YEAR, FIVE YEAR AND TEN YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE ARE 45.45%, 208.48%, 415.05% AND 45.45%, 24.90% AND 17.55%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Over the past year, the technology
sector turned the challenge for
equity market leadership into a
one-horse race, crossing the wire
uncontested while other segments of
the market struggled just to get out
of the gate. For the 12-month
period ending November 30, 1999,
the Standard & Poor's 500 Index -
a market-capitalization-weighted
index of 500 widely held U.S. stocks
- returned 20.90%. The Dow Jones
Industrial Average - an index of 30
blue-chip stocks - posted a 21.20%
return during the period. Small-cap
stocks also rode the tech wave, as
the Russell 2000(registered trademark) Index - helped by its healthy 26% weighting in the sector - returned 15.67% for the 12 months ending November 30,
1999. Spurring the technology
industry on in large part was the
Internet and all of its inherent cost
and productivity efficiencies. Even
the Federal Reserve Board had
trouble reining in the sector and its
influence on the vigorous U.S.
economy. The Fed's three
interest-rate hikes over the final six
months of the period - typically an
effective harness on the
performance of hot growth stocks
- had little effect on technology's
momentum. Witness the tech-heavy
NASDAQ Index, which returned
71.64% during the 12-month
period, and which set a record high
in 71% of the trading sessions - or,
15 out of 21 days - during
November.

(PHOTOGRAPH OF STEVEN WYMER)

An interview with Steven Wymer, Portfolio Manager of Fidelity Growth
Company Fund

Q. HOW DID THE FUND PERFORM, STEVE?

A. The fund posted an exceptional return, both absolutely and relative to its benchmark. For the 12 months that ended November 30, 1999, the fund returned 60.17%, almost doubling the 31.56% return of the Russell 3000 Growth Index. The fund's performance also compared favorably to the 27.23% return of the growth funds average monitored by Lipper Inc.

Q. WHAT ACCOUNTED FOR THE FUND'S OUTSTANDING PERFORMANCE?

A. Good stock selection was the key, particularly in the technology and health care sectors. In technology, the fund profited from positions in fiber-optic components and equipment, communications semiconductors, storage centralization and software. In health care, the fund's returns were helped by its holdings in biotechnology and small drug company stocks, which significantly outperformed the rest of the health care sector. The fund's overall emphasis on mid-capitalization and smaller-capitalization stocks also paid off, as stronger-than-expected economic growth resulted in greater investor confidence in the prospects for smaller companies.

Q. WHAT ATTRACTED YOU TO THOSE SUBSECTORS OF TECHNOLOGY?

A. Many of the fund's technology holdings were the stocks of companies positioned to benefit from the ongoing construction of the broadband communications network, which will allow telecommunications companies and cable operators to provide users with high-speed Internet access, video-on-demand and telephony. My interest in software stocks was limited mostly to Internet infrastructure plays - that is, those companies that make it possible for others to do business on the Internet.

Q. WHAT CHANGES OCCURRED IN THE FUND'S HEALTH CARE HOLDINGS?

A. Overall, the fund's investment in health care stocks fell 4.6 percentage points to end the period at 18.2% of net assets. I cut back on the fund's holdings in health care services and large drug company stocks because companies in those subsectors seemed unlikely to deliver the kind of outstanding, durable earnings growth I typically look for. HMOs and other health care services companies continued to struggle with the issues of rising costs and the increasing threat of a class action lawsuit over the way they deliver their services. For their part, large drug companies experienced an erosion in their competitive position because of expiring patents on existing products and a lull in the development of exciting new ones. I did, though, increase the fund's holdings of biotechnology and small drug company stocks, where prospects for growth appeared more solid.

Q. WHICH STOCKS WERE PARTICULARLY HELPFUL TO PERFORMANCE?

A. Medimmune was one of the fund's strongest performers. This biotechnology company successfully launched its second-generation vaccine for respiratory tract infections. In the fiber-optics components area, JDS Uniphase did well based on strong demand for the company's products and on investors' enthusiasm for the merger of JDS and Uniphase, which positioned the company as a worldwide leader in that industry. National Semiconductor was another strong holding. The stock was helped when the company decided to refocus its efforts on its rapidly growing, high-margin analog semiconductor business. Finally, Network Appliance was a positive contributor. The company is a leader in network-attached storage, a new way of storing data that makes use of networks without the need for servers.

Q. WHICH STOCKS DETRACTED FROM PERFORMANCE?

A. One detractor was Philip Morris. Investors were disappointed when litigation pressures failed to abate after the company's multi-billion-dollar settlement at the state level. Humana - one of the health care stocks I sold - was another disappointment. The stock faltered when an anticipated merger failed and rising costs continued to plague the company's Medicare business.

Q. WHAT'S YOUR OUTLOOK, STEVE?

A. One important trend appears to be a strengthening of key economies abroad relative to the U.S. economy. In that situation, it would be logical to position the fund in stocks, such as those in the technology sector, that would benefit from accelerating global growth. On the other hand, we face uncertainty for the market as a whole as a result of millennium-related concerns. In addition, many of the best technology stocks stand at high price-to-earnings multiples after a strong run during the fourth quarter of 1999. I look for increased volatility in the markets over the short term, but I would view any declines as an opportunity to add to the fund's holdings of high-quality stocks - in a variety of sectors - at favorable prices.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

STEVE WYMER ON GENOMICS
AND NEW DRUG DISCOVERIES:

"Genomics is concerned with the
study and use of complete sets of
human chromosomes and their
associated genes. A complete
sequence of human genes has not yet
been identified, but such a project
is currently under way. Through the
insights provided by genomic
research, biotechnology and
pharmaceutical companies might
soon be able to develop new drugs
that are targeted to people with
certain genetic makeups. Another
hope is that drugs designed to work
at the genetic level will have more
powerful healing capabilities and
fewer side effects than the drugs
presently available, many of which
treat symptoms without improving
the patient's underlying condition.

"One development that has
researchers feeling optimistic is the
recent introduction of a new
piece of equipment designed to
increase the efficiency of the
gene-sequencing process by a factor
of 50 over what was possible before.
With the aid of this equipment,
experts are hoping that the
gene-sequencing project can be
completed within the next year or
so. Over the long term, the
implications of this achievement
for biotechnology and
pharmaceutical investments
should be profound, and I will
continue to watch these subsectors
carefully as this exciting research is
translated into commercial
applications."

FUND FACTS

GOAL: to increase the
value of the fund's shares over
the long term by investing in
stocks of companies with
above-average growth
potential

FUND NUMBER: 025

TRADING SYMBOL: FDGRX

START DATE: January 17,
1983

SIZE: as of November 30,
1999, more than $19.2
billion

MANAGER: Steven Wymer,
since 1997; manager,
Fidelity Dividend Growth Fund,
1995-1997; manager,
various Fidelity Select
Portfolios, 1990-1994;
joined Fidelity in 1989
(checkmark)

INVESTMENT CHANGES

TOP TEN STOCKS AS OF NOVEMBER
30, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Microsoft Corp.                 3.0                     3.4

Cisco Systems, Inc.             2.8                     1.8

National Semiconductor Corp.    2.7                     1.5

Network Appliance, Inc.         2.4                     1.1

JDS Uniphase Corp.              2.4                     1.5

Medimmune, Inc.                 1.9                     2.5

PE Corp. - Biosystems Group     1.8                     2.0

Research in Motion Ltd.         1.7                     0.4

General Electric Co.            1.7                     2.0

Genentech, Inc.                 1.5                     0.0

                                21.9                    16.2

TOP FIVE MARKET SECTORS AS OF
NOVEMBER 30, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

TECHNOLOGY                      41.4                    22.2

HEALTH                          18.2                    22.8

FINANCE                         6.2                     6.5

INDUSTRIAL MACHINERY &          5.1                     3.6
EQUIPMENT

MEDIA & LEISURE                 5.0                     5.2



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF NOVEMBER 30, 1999 *                                       AS OF MAY 31, 1999 **

                        Stocks 97.8%                                                    Stocks 97.3%

                        Short-Term  Investments and                                     Short-Term  Investments and
                        Net Other Assets 2.2%                                           Net Other Assets 2.7%

* FOREIGN INVESTMENTS                                 8.7%      ** FOREIGN INVESTMENTS                                6.1%


Row: 1, Col: 1, Value: 97.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.2
Row: 1, Col: 1, Value: 97.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.7

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS NOVEMBER 30, 1999
Showing Percentage of Net Assets

COMMON STOCKS - 97.8%

                                 SHARES                         VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.3%

Boeing Co.                        1,525,000                     $ 62,239

BASIC INDUSTRIES - 3.5%

CHEMICALS & PLASTICS - 1.1%

E.I. du Pont de Nemours and       320,973                        19,078
Co.

Eastman Chemical Co.              325,000                        12,634

Minerals Technologies, Inc.       2,038,800                      80,533
(c)

Monsanto Co.                      180,500                        7,615

Sealed Air Corp. (a)              825,000                        38,775

Union Carbide Corp.               1,010,900                      59,138

                                                                 217,773

IRON & STEEL - 0.0%

Steel Dynamics, Inc. (a)          144,200                        1,983

METALS & MINING - 0.7%

Alcoa, Inc.                       400,000                        26,200

Freeport-McMoRan Copper &         3,100,000                      49,019
Gold, Inc. Class B

Inco Ltd.                         3,050,000                      55,846

                                                                 131,065

PACKAGING & CONTAINERS - 1.6%

Corning, Inc.                     2,675,000                      250,614

Tupperware Corp. (c)              3,195,700                      56,923

                                                                 307,537

PAPER & FOREST PRODUCTS - 0.1%

Kimberly-Clark Corp.              175,600                        11,216

TOTAL BASIC INDUSTRIES                                           669,574

CONSTRUCTION & REAL ESTATE -
0.3%

ENGINEERING - 0.3%

Fluor Corp.                       1,583,520                      66,607

DURABLES - 3.4%

AUTOS, TIRES, & ACCESSORIES -
0.5%

AutoZone, Inc. (a)                3,650,000                      100,603

CONSUMER DURABLES - 0.1%

Minnesota Mining &                125,000                        11,945
Manufacturing Co.

CONSUMER ELECTRONICS - 1.7%

Gemstar International Group       1,245,000                      140,374
Ltd. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

CONSUMER ELECTRONICS -
CONTINUED

General Motors Corp. Class H      175,000                       $ 14,984
(a)

Sony Corp. sponsored ADR          875,000                        161,164

                                                                 316,522

TEXTILES & APPAREL - 1.1%

NIKE, Inc. Class B                4,721,000                      217,166

TOTAL DURABLES                                                   646,236

ENERGY - 2.4%

ENERGY SERVICES - 1.5%

Baker Hughes, Inc.                2,652,500                      66,976

Diamond Offshore Drilling,        1,000,000                      30,500
Inc.

Halliburton Co.                   1,700,000                      65,769

Input/Output, Inc. (a)            387,000                        2,080

Schlumberger Ltd.                 1,307,700                      78,544

Transocean Offshore, Inc.         1,650,000                      46,509

                                                                 290,378

OIL & GAS - 0.9%

Anadarko Petroleum Corp.          1,439,600                      43,368

Apache Corp.                      275,000                        9,848

Conoco, Inc. Class B              675,629                        17,693

Devon Energy Corp.                425,000                        14,981

EOG Resources, Inc.               1,600,000                      29,600

Tosco Corp.                       2,050,000                      55,478

Vintage Petroleum, Inc.           375,000                        4,008

                                                                 174,976

TOTAL ENERGY                                                     465,354

FINANCE - 6.2%

BANKS - 1.2%

Chase Manhattan Corp.             1,325,000                      102,356

State Street Corp.                115,900                        8,511

Synovus Finanical Corp.           1,358,500                      27,170

U.S. Bancorp                      1,375,400                      47,021

Wells Fargo & Co.                 947,800                        44,073

                                                                 229,131

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - 1.3%

American Express Co.              1,032,516                     $ 156,233

Citigroup, Inc.                   1,162,648                      62,638

NextCard, Inc. (a)                1,295,000                      42,978

                                                                 261,849

FEDERAL SPONSORED CREDIT - 1.7%

Fannie Mae                        3,624,300                      241,469

Freddie Mac                       1,725,400                      85,192

                                                                 326,661

INSURANCE - 1.7%

Allmerica Financial Corp.         1,423,161                      78,541

American International Group,     1,012,500                      104,541
Inc.

CIGNA Corp.                       1,375,000                      113,094

MONY Group, Inc.                  1,135,600                      33,500

                                                                 329,676

SECURITIES INDUSTRY - 0.3%

Charles Schwab Corp.              187,250                        7,104

E*Trade Group, Inc. (a)           384,000                        11,544

Franklin Resources, Inc.          450,000                        14,147

Nomura Securities Co. Ltd.        1,179,000                      21,033

                                                                 53,828

TOTAL FINANCE                                                    1,201,145

HEALTH - 18.2%

DRUGS & PHARMACEUTICALS - 16.8%

Abgenix, Inc. (a)(c)              798,100                        41,002

Allergan, Inc.                    250,000                        24,594

Amgen, Inc. (a)                   1,350,000                      61,509

Biochem Pharma, Inc. (a)          275,000                        6,322

Biogen, Inc. (a)                  2,894,540                      211,482

Bristol-Myers Squibb Co.          2,464,200                      180,041

Celgene Corp. (a)                 40,300                         2,408

Chiron Corp. (a)                  5,100,000                      167,344

CV Therapeutics, Inc. (a)         535,000                        9,262

Forest Laboratories, Inc. (a)     347,200                        17,772

GelTex Pharmaceuticals, Inc.      177,500                        1,886
(a)

Genentech, Inc.                   3,315,200                      284,693

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Genzyme Corp. - General           850,000                       $ 30,600
Division

Gilead Sciences, Inc. (a)(c)      3,150,000                      151,200

Glaxo Wellcome PLC sponsored      1,200,000                      71,325
ADR

Human Genome Sciences, Inc.       945,000                        105,840
(a)

ICOS Corp. (a)                    172,300                        5,481

IDEC Pharmaceuticals Corp.        1,170,519                      148,363
(a)(c)

Immunex Corp. (a)                 945,200                        66,991

LeukoSite, Inc. (a)               280,000                        11,498

Medimmune, Inc. (a)               2,966,400                      356,524

Merck & Co., Inc.                 1,044,800                      82,017

Millennium Pharmaceuticals,       1,124,300                      109,444
Inc. (a)

PE Corp. - Celera Genomics        3,803,175                      232,944
Group (a)(c)

Pfizer, Inc.                      3,260,000                      117,971

Protein Design Labs, Inc. (a)     392,500                        15,700

QLT PhotoTherapeutics, Inc.       6,178,900                      276,555
(a)(c)

Schering-Plough Corp.             2,228,000                      113,907

Sepracor, Inc. (a)(c)             2,778,580                      269,870

SmithKline Beecham PLC            341,200                        22,690
sponsored ADR

Transkaryotic Therapies, Inc.     730,000                        33,534
(a)

XOMA Ltd. (a)                     666                            2

                                                                 3,230,771

MEDICAL EQUIPMENT & SUPPLIES
- 1.1%

Baxter International, Inc.        555,000                        37,497

Cardinal Health, Inc.             498,305                        26,068

Guidant Corp.                     650,000                        32,500

Johnson & Johnson                 415,350                        43,093

KeraVision, Inc. (a)              580,000                        5,184

Medtronic, Inc.                   1,104,964                      42,955

MiniMed, Inc. (a)                 325,000                        23,847

Sonus Pharmaceuticals, Inc.       237,500                        564
(a)

                                                                 211,708

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Advance Paradigm, Inc. (a)        385,000                        15,304

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- CONTINUED

Covance, Inc. (a)                 220,000                       $ 2,393

United HealthCare Corp.           633,200                        32,887

                                                                 50,584

TOTAL HEALTH                                                     3,493,063

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.1%

ELECTRICAL EQUIPMENT - 4.7%

Adaptive Broadband Corp. (a)      528,000                        20,988

Adtran, Inc. (a)                  425,000                        16,575

ANTEC Corp. (a)                   1,060,000                      59,360

General Electric Co.              2,450,000                      318,500

General Instrument Corp. (a)      391,800                        25,663

L. M. Ericsson Telefon AB         1,575,000                      75,895
sponsored ADR Class B

Research in Motion Ltd. (a)(c)    6,467,200                      333,316

Scientific-Atlanta, Inc.          857,800                        50,020

Sensormatic Electronics Corp.     384,400                        6,126
(a)

                                                                 906,443

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

Deere & Co.                       450,000                        19,322

Tyco International Ltd.           1,374,916                      55,083

                                                                 74,405

TOTAL INDUSTRIAL MACHINERY &                                     980,848
EQUIPMENT

MEDIA & LEISURE - 5.0%

BROADCASTING - 3.2%

Adelphia Communications Corp.     841,300                        47,323
Class A (a)

Cablevision Systems Corp.         505,700                        34,672
Class A (a)

CBS Corp. (a)                     247,668                        12,879

EchoStar Communications Corp.     2,612,000                      172,555
Class A (a)

Infinity Broadcasting Corp.       274,000                        9,984
Class A

MediaOne Group, Inc.              1,740,500                      137,935

NTL, Inc. (a)                     381,250                        34,765

Time Warner, Inc.                 408,478                        25,198

TiVo, Inc. (a)                    312,500                        13,633

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

TV Guide, Inc. (a)                1,435,000                     $ 91,078

USA Networks, Inc. (a)            1,038,000                      41,520

                                                                 621,542

ENTERTAINMENT - 0.5%

News Corp. Ltd. sponsored ADR     1,925,000                      65,931

Walt Disney Co.                   686,500                        19,136

                                                                 85,067

RESTAURANTS - 1.3%

McDonald's Corp.                  4,725,000                      212,625

P. F. Chang's China Bistro,       324,200                        8,242
Inc.

Starbucks Corp. (a)               379,600                        10,083

Tricon Global Restaurants,        455,910                        18,920
Inc. (a)

                                                                 249,870

TOTAL MEDIA & LEISURE                                            956,479

NONDURABLES - 3.4%

BEVERAGES - 1.1%

Pepsi Bottling Group, Inc.        425,000                        7,438

PepsiCo, Inc.                     1,838,500                      63,543

The Coca-Cola Co.                 1,695,400                      114,122

Whitman Corp.                     1,067,900                      14,817

                                                                 199,920

FOODS - 0.8%

Archer-Daniels-Midland Co.        4,993,543                      62,107

Kellogg Co.                       918,100                        31,101

Quaker Oats Co.                   281,800                        18,387

Sara Lee Corp.                    850,000                        20,613

Tyson Foods, Inc.                 800,000                        13,900

                                                                 146,108

HOUSEHOLD PRODUCTS - 1.2%

Avon Products, Inc.               350,000                        12,753

Clorox Co.                        131,600                        5,864

Colgate-Palmolive Co.             1,100,000                      60,363

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

Gillette Co.                      1,629,596                     $ 65,489

Procter & Gamble Co.              852,800                        92,102

                                                                 236,571

TOBACCO - 0.3%

Philip Morris Companies, Inc.     2,408,400                      63,371

TOTAL NONDURABLES                                                645,970

PRECIOUS METALS - 0.5%

Barrick Gold Corp.                2,221,800                      39,928

Homestake Mining Co.              475,000                        3,919

Newmont Mining Corp.              1,825,000                      43,230

                                                                 87,077

RETAIL & WHOLESALE - 2.8%

APPAREL STORES - 0.0%

Gap, Inc.                         192,825                        7,809

DRUG STORES - 0.1%

CVS Corp.                         614,890                        24,403

GENERAL MERCHANDISE STORES -
1.5%

Costco Wholesale Corp. (a)        130,400                        11,956

Wal-Mart Stores, Inc.             4,626,200                      266,585

                                                                 278,541

GROCERY STORES - 0.1%

Safeway, Inc. (a)                 640,200                        23,607

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.1%

Bed Bath & Beyond, Inc. (a)       159,600                        4,988

Chemdex Corp.                     125,000                        8,109

Circuit City Stores, Inc. -       16,900                         820
Circuit City Group

Home Depot, Inc.                  844,100                        66,737

Lowe's Companies, Inc.            600,200                        29,897

Staples, Inc. (a)                 1,617,068                      38,001

Tandy Corp.                       739,800                        56,687

                                                                 205,239

TOTAL RETAIL & WHOLESALE                                         539,599

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1) (000S)

SERVICES - 0.4%

Caremark Rx, Inc. (a)             4,530,500                     $ 20,670

CheckFree Holdings Corp. (a)      775,000                        50,908

                                                                 71,578

TECHNOLOGY - 41.4%

COMMUNICATIONS EQUIPMENT - 6.1%

3Com Corp. (a)                    955,000                        38,021

Ciena Corp. (a)                   5,650,000                      248,247

Cisco Systems, Inc. (a)           6,121,100                      545,926

InterVoice, Inc. (a)              220,900                        3,327

Lucent Technologies, Inc.         1,600,490                      116,936

Metricom, Inc. (a)                556,900                        32,996

Natural MicroSystems Corp.        1,119,700                      41,009
(a)(c)

Nokia AB sponsored ADR            395,000                        54,584

Nortel Networks Corp.             1,125,700                      82,828

Sycamore Networks, Inc. (a)       55,100                         12,232

                                                                 1,176,106

COMPUTER SERVICES & SOFTWARE
- 14.7%

Adobe Systems, Inc.               965,000                        66,283

Aether Systems, Inc.              336,500                        25,574

Akamai Technologies, Inc.         180,600                        42,802

Amazon.com, Inc. (a)              450,000                        38,278

America Online, Inc. (a)          3,050,000                      221,697

Ariba, Inc.                       278,600                        50,305

At Home Corp. Series A (a)        331,284                        16,067

Automatic Data Processing,        375,800                        18,555
Inc.

BEA Systems, Inc. (a)             844,193                        68,591

BroadVision, Inc. (a)             865,000                        80,499

CacheFlow, Inc.                   6,600                          1,000

Cadence Design Systems, Inc.      700,000                        12,425
(a)

Citrix Systems, Inc. (a)          1,435,000                      136,146

Clarent Corp.                     800,000                        65,000

Commerce One, Inc.                445,100                        146,549

Convergent Communications,        746,500                        8,165
Inc.

Corel Corp. (a)                   800,000                        14,268

E.piphany, Inc.                   110,000                        18,638

eBay, Inc. (a)                    260,000                        42,916

Electronic Arts, Inc. (a)         50,000                         5,244

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Healtheon/Web Maryland Corp.      250,000                       $ 11,359

i2 Technologies, Inc. (a)         214,800                        18,258

IMS Health, Inc.                  885,000                        20,853

Interleaf, Inc. (a)(c)            1,120,000                      41,090

InterVU, Inc. (a)                 175,000                        10,894

Intuit, Inc. (a)                  577,200                        28,860

iXL Enterprises, Inc.             1,273,000                      45,828

Liberate Technologies             220,000                        28,078

Microsoft Corp. (a)               6,325,000                      575,863

National Information              450,000                        11,869
Consortium, Inc. (a)

NetZero, Inc. (a)                 2,238,400                      47,566

New Era of Networks, Inc. (a)     1,450,000                      69,781

Novell, Inc. (a)                  1,260,000                      24,649

Oracle Corp. (a)                  802,500                        54,420

Phoenix Technologies Ltd. (a)     245,000                        3,522

Phone.com, Inc.                   175,000                        25,375

Portal Software, Inc. (a)         300,000                        35,119

Proxicom, Inc.                    350,000                        24,150

Puma Technology, Inc. (a)         595,000                        29,750

RealNetworks, Inc. (a)            1,100,000                      153,450

SalesLogix Corp.                  488,920                        14,056

Sapient Corp. (a)                 168,000                        13,020

Software.com, Inc.                275,000                        26,692

Symantec Corp. (a)                210,000                        9,804

TIBCO Software, Inc. (a)          581,700                        56,425

Usinternetworking, Inc. (a)       285,000                        15,622

VERITAS Software Corp. (a)        189,600                        17,360

Verity, Inc. (a)                  165,000                        17,072

Vignette Corp. (a)                870,000                        179,981

Visual Networks, Inc. (a)         827,800                        48,840

Vitria Technology, Inc. (a)       307,127                        30,655

Yahoo!, Inc. (a)                  235,135                        50,025

                                                                 2,819,288

COMPUTERS & OFFICE EQUIPMENT
- 5.7%

Compaq Computer Corp.             275,000                        6,720

Comverse Technology, Inc. (a)     308,250                        37,260

Concurrent Computer Corp. (a)     785,000                        10,205

Dell Computer Corp. (a)           2,470,200                      106,219

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Digital River, Inc. (a)           105,000                       $ 3,203

EMC Corp. (a)                     425,000                        35,514

FileNET Corp. (a)(c)              1,874,900                      37,498

Hewlett-Packard Co.               225,000                        21,347

Lexmark International Group,      308,000                        25,564
Inc. Class A (a)

Network Appliance, Inc. (a)(c)    3,964,977                      466,628

Proxim, Inc. (a)                  220,000                        12,320

Safeguard Scientifics, Inc.       285,000                        31,671
(a)

SanDisk Corp. (a)                 1,526,600                      100,851

Seagate Technology, Inc. (a)      1,400,000                      51,800

Silicon Graphics, Inc. (a)        5,601,600                      52,865

Softbank Corp.                    123,200                        89,001

Xerox Corp.                       653,400                        17,683

                                                                 1,106,349

ELECTRONIC INSTRUMENTS - 2.9%

Agilent Technologies, Inc.        2,611,600                      110,177

Applied Materials, Inc. (a)       117,600                        11,459

Novellus Systems, Inc. (a)        100,000                        8,213

PE Corp. - Biosystems Group       4,303,500                      351,273

Thermo Electron Corp. (a)         3,225,000                      48,375

Varian, Inc. (a)                  1,035,000                      21,606

                                                                 551,103

ELECTRONICS - 12.0%

Analog Devices, Inc. (a)          585,000                        33,601

Applied Micro Circuits Corp.      520,000                        43,225
(a)

Brocade Communications            77,300                         22,412
Systems, Inc.

Conexant Systems, Inc. (a)        4,200,000                      248,850

Epcos AG                          191,400                        11,974

Genesis Microchip, Inc. (a)(c)    1,443,600                      27,068

Harmonic, Inc. (a)(c)             2,010,000                      120,851

Intel Corp.                       2,658,400                      203,866

JDS Uniphase Corp. (a)            2,011,684                      460,173

Linear Technology Corp.           255,400                        18,149

LSI Logic Corp. (a)               1,735,000                      104,859

Maxim Integrated Products,        165,200                        13,268
Inc. (a)

MIPS Technologies, Inc. (a)       174,500                        7,700

Motorola, Inc.                    665,700                        76,056

National Semiconductor Corp.      12,403,100                     527,132
(a)(c)

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Power Integrations, Inc. (a)      170,000                       $ 6,779

QLogic Corp. (a)                  774,300                        87,593

SDL, Inc. (a)                     750,000                        122,063

Texas Instruments, Inc.           1,658,000                      159,272

Xilinx, Inc. (a)                  125,000                        11,188

                                                                 2,306,079

TOTAL TECHNOLOGY                                                 7,958,925

TRANSPORTATION - 0.2%

AIR TRANSPORTATION - 0.2%

Ryanair Holdings PLC              311,200                        15,521
sponsored ADR (a)

Southwest Airlines Co.            1,836,775                      29,962

                                                                 45,483

UTILITIES - 4.7%

CELLULAR - 1.5%

American Mobile Satellite         2,430,000                      38,121
Corp. (a)(c)

Nextel Communications, Inc.       647,300                        64,164
Class A (a)

QUALCOMM, Inc. (a)                170,000                        61,593

Sprint Corp. Series 1 (PCS        500,000                        45,875
Group)

Vodafone AirTouch PLC             1,702,660                      80,344
sponsored ADR

                                                                 290,097

ELECTRIC UTILITY - 0.3%

AES Corp. (a)                     1,020,000                      59,096

GAS - 0.5%

Enron Corp.                       2,572,474                      97,915

TELEPHONE SERVICES - 2.4%

Allegiance Telecom, Inc. (a)      900,000                        66,488

Global Crossing Ltd. (a)          1,020,000                      44,498

Global TeleSystems Group,         131,200                        4,190
Inc. (a)

ITXC Corp.                        225,000                        9,647

Level 3 Communications, Inc.      1,125,000                      76,289
(a)

MCI WorldCom, Inc. (a)            867,690                        71,747

Metromedia Fiber Network,         975,200                        37,789
Inc. Class A (a)

NEXTLINK Communications, Inc.     524,600                        26,230
Class A (a)

Qwest Communications              1,407,880                      48,132
International, Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

RCN Corp. (a)                     1,493,800                     $ 67,408

Teligent, Inc. Class A (a)        73,400                         4,152

                                                                 456,570

WATER - 0.0%

Azurix Corp.                      98,700                         703

TOTAL UTILITIES                                                  904,381

TOTAL COMMON STOCKS                                              18,794,558
(Cost $11,144,329)

CASH EQUIVALENTS - 5.0%



Central Cash Collateral Fund,     435,271,150                    435,271
5.69% (b)

Taxable Central Cash Fund,        531,453,073                    531,453
5.34% (b)

                                 MATURITY AMOUNT

Investments in repurchase        $ 8,160,133                     8,159
agreements (U.S. Treasury
obligations), in a joint
trading account at 5%, dated
11/30/99 due 12/1/99

TOTAL CASH EQUIVALENTS                                            974,883
(Cost $974,883)

TOTAL INVESTMENT PORTFOLIO -                                     19,769,441
102.8%
(Cost $12,119,212)

NET OTHER ASSETS - (2.8)%                                        (547,263)

NET ASSETS - 100%                                                 $ 19,222,178


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

INCOME TAX INFORMATION

At November 30, 1999, the aggregate cost of investment securities for income tax purposes was $12,156,089,000. Net unrealized appreciation aggregated $7,613,352,000, of which $8,037,857,000 related to appreciated investment securities and $424,505,000 related to depreciated investment securities.

The fund hereby designates approximately $955,104,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                         NOVEMBER
                                          30, 1999

ASSETS

Investment in securities, at              $ 19,769,441
value (including repurchase
agreements of $8,159) (cost
$12,119,212) -  See
accompanying schedule

Foreign currency held at                   556
value (cost $557)

Receivable for investments                 85,791
sold

Receivable for fund shares                 87,270
sold

Dividends receivable                       5,468

Interest receivable                        2,594

Other receivables                          6,686

 TOTAL ASSETS                              19,957,806

LIABILITIES

Payable for investments        $ 241,564
purchased

Payable for fund shares         44,249
redeemed

Accrued management fee          10,796

Other payables and accrued      3,748
expenses

Collateral on securities        435,271
loaned, at value

 TOTAL LIABILITIES                         735,628

NET ASSETS                                $ 19,222,178

Net Assets consist of:

Paid in capital                           $ 9,560,124

Accumulated undistributed net              2,011,828
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                7,650,226
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 257,737                   $ 19,222,178
shares outstanding

NET ASSET VALUE, offering                  $74.58
price and redemption price
per share ($19,222,178
(divided by) 257,737 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                         YEAR
                                             ENDED NOVEMBER 30, 1999

INVESTMENT INCOME                            $ 64,091
Dividends (including $216
received from affiliated
issuers)

Interest                                      18,095

Security lending                              1,212

 TOTAL INCOME                                 83,398

EXPENSES

Management fee Basic fee         $ 79,217

 Performance adjustment           (10,086)

Transfer agent fees               28,310

Accounting fees and security      1,009
lending fees

Non-interested trustees'          72
compensation

Custodian fees and expenses       359

Registration fees                 871

Audit                             85

Legal                             127

Reports to shareholders           913

Miscellaneous                     42

 Total expenses before            100,919
reductions

 Expense reductions               (2,727)     98,192

NET INVESTMENT INCOME (LOSS)                  (14,794)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            2,059,623
(including realized gain
(loss) of   $168,340 on
sales of investments in
affiliated issuers)

 Foreign currency transactions    (359)       2,059,264

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            4,541,693

 Assets and liabilities in        (5)         4,541,688
foreign currencies

NET GAIN (LOSS)                               6,600,952

NET INCREASE (DECREASE) IN                   $ 6,586,158
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED NOVEMBER 30, 1999  YEAR ENDED NOVEMBER 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ (14,794)                    $ 24,970
income (loss)

 Net realized gain (loss)         2,059,264                     906,519

 Change in net unrealized         4,541,688                     745,644
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       6,586,158                     1,677,133
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (18,887)                      (48,716)
From net investment income

 From net realized gain           (791,061)                     (1,042,040)

 TOTAL DISTRIBUTIONS              (809,948)                     (1,090,756)

Share transactions Net            6,247,189                     2,803,239
proceeds from sales of shares

 Reinvestment of distributions    797,355                       1,081,299

 Cost of shares redeemed          (4,177,783)                   (4,415,932)

 NET INCREASE (DECREASE) IN       2,866,761                     (531,394)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       8,642,971                     54,983
IN NET ASSETS

NET ASSETS

 Beginning of period              10,579,207                    10,524,224

 End of period (including        $ 19,222,178                  $ 10,579,207
undistributed net investment
income of $0 and $21,710,
respectively)

OTHER INFORMATION
Shares

 Sold                             101,695                       60,568

 Issued in reinvestment of        16,228                        26,024
distributions

 Redeemed                         (70,843)                      (95,901)

 Net increase (decrease)          47,080                        (9,309)


FINANCIAL HIGHLIGHTS

YEARS ENDED NOVEMBER 30,         1999      1998      1997      1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 50.22   $ 47.84   $ 43.54   $ 38.42  $ 28.25
of period

Income from Investment
Operations

Net investment income (loss)      (.06) B   .11 B     .24 B     .34      .20

Net realized and unrealized       28.25     7.20      5.80      6.72     11.00
gain (loss)

Total from investment             28.19     7.31      6.04      7.06     11.20
operations

Less Distributions

 From net investment income       (.09)     (.22)     (.28)     (.14)    (.22)

From net realized gain            (3.74)    (4.71)    (1.46)    (1.80)   (.81)

Total distributions               (3.83)    (4.93)    (1.74)    (1.94)   (1.03)

Net asset value, end of period   $ 74.58   $ 50.22   $ 47.84   $ 43.54  $ 38.42

TOTAL RETURN A                    60.17%    17.55%    14.63%    19.55%   41.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,222  $ 10,579  $ 10,524  $ 9,607  $ 6,186
(in millions)

Ratio of expenses to average      .74%      .65%      .71%      .88%     .96%
net assets

Ratio of expenses to average      .72% C    .63% C    .68% C    .85% C   .95% C
net assets after expense
reductions

Ratio of net investment           (.11)%    .24%      .54%      .96%     .76%
income (loss) to average net
assets

Portfolio turnover rate           86%       76%       93%       78%      97%


THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Growth Company Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, net operating losses, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund(the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $13,507,216,000 and $11,462,889,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .51% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,252,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $409,024,000. The fund received cash collateral of $435,271,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,959,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $14,000 and $754,000, respectively, under these arrangements.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS               PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE
AFFILIATE

Abgenix, Inc.                      $ 2,493            $ -             $ -                  $ 41,002

American Moblie Satellite           530                1,358           -                    38,121
Corp.

FileNET Corp.                       3,988              -               -                    37,498

CDW Computer Centers, Inc.          -                  2,200           -                    -

CKE Restaurants, Inc.               9,953              19,175          -                    -

Exabyte Corp.                       -                  3,046           -                    -

Geltex Pharmaceuticals Corp.        12,240             12,915          -                    -

Genesis Microchip, Inc.             10,046             1,162           -                    27,068

Gilead Sciences, Inc.               89,343             22,127          -                    151,200

Harmonic, Inc.                      29,202             -               -                    120,851

IDEC Pharmaceuticals Corp.          29,510             29,093          -                    148,363

Interleaf, Inc.                     15,991             -               -                    41,090

Medimmune, Inc.                     17,753             64,695          -                    -

Minerals Technologies, Inc.         38,202             2,454           216                  80,533

National Semiconductor Corp.        123,781            31,209          -                    527,132

Natural MicroSystems Corp.          18,879             18,946          -                    41,009

Network Appliance, Inc.             48,897             32,277          -                    466,628

PE Corp. - Celera Genomics          62,847             -               -                    232,944
Group

QLT PhotoTherapeutics, Inc.         95,880             17,862          -                    276,555

Research in Motion Ltd.             85,642             9,722           -                    333,316

Sandisk Corp.                       55,358             42,588          -                    -

Sepracor, Inc.                      89,553             -               -                    269,870

Sonus Pharmaceuticals, Inc.         -                  15,748          -                    -

Teligent Inc. Class A               12,133             12,545          -                    -

Tupperware Corp.                    491                4,189           -                    56,923

Visual Networks, Inc.               622                2,364           -                    -

TOTALS                             $ 853,334          $ 345,675       $ 216                $ 2,890,103


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Mt. Vernon Street Trust and the
Shareholders of Fidelity Growth Company Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Growth Company Fund (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Growth Company Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   January 7, 2000

DISTRIBUTIONS

The Board of Trustees of Fidelity Growth Company Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
12/20/99 12/17/99     -         $5.85
1/10/00  1/7/00       -         $.95

A total of 100% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

OTHER FUND INFORMATION

CHANGE IN INDEPENDENT AUDITOR. Based on the recommendation of the Audit Committee of Growth Company, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 2000. During the two most recent fiscal years and through January 20, 2000, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.




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INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Steven S. Wymer, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund (registered trademark)
Contrafund(registered trademark)II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity Fifty SM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund(registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant(registered trademark)  Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com
Fidelity Automated Service
 Telephone (FAST SM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY(REGISTERED TRADEMARK)
NEW MILLENNIUM
FUND(REGISTERED TRADEMARK)

ANNUAL REPORT

NOVEMBER 30, 1999

CONTENTS

PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     9   A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            10  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   22  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  26  Footnotes to the financial
                           statements.

REPORT OF INDEPENDENT  31  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          32

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

U.S. equity indexes once again dominated the financial headlines, led by the NASDAQ's 15 record highs in 21 November sessions. Meanwhile, the Standard & Poor's 500 SM posted two record closings and the Dow Jones Industrial Average crept above the 11,000 mark for the first time since mid-September. However, another Federal Reserve Board interest rate hike and continued inflation concerns drove down the price of the benchmark 30-year Treasury.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY NEW MILLENNIUM            81.31%       386.08%       512.85%

FIDELITY NEW MILLENNIUM            75.87%       371.50%       494.46%
(INCL. 3.00% SALES CHARGE)

S&P 500 (registered trademark)     20.90%       236.51%       267.00%

Capital Appreciation Funds         36.51%       172.31%       n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 28, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 275 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1999  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY NEW MILLENNIUM          81.31%       37.20%        29.92%

FIDELITY NEW MILLENNIUM          75.87%       36.36%        29.35%
(INCL. 3.00% SALES CHARGE)

S&P 500                          20.90%       27.47%        20.65%

Capital Appreciation Funds       36.51%       20.11%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             New Millennium              S&P 500
             00300                       SP001
  1992/12/28       9700.00                    10000.00
  1992/12/31       9777.60                     9923.75
  1993/01/31      10291.70                    10007.11
  1993/02/28      10029.80                    10143.21
  1993/03/31      10437.20                    10357.23
  1993/04/30      10340.20                    10106.58
  1993/05/31      10951.30                    10377.44
  1993/06/30      11038.60                    10407.53
  1993/07/31      11242.30                    10365.90
  1993/08/31      11620.60                    10758.77
  1993/09/30      11892.20                    10675.93
  1993/10/31      12105.60                    10896.92
  1993/11/30      11610.90                    10793.40
  1993/12/31      12189.94                    10924.00
  1994/01/31      12418.52                    11295.42
  1994/02/28      12448.35                    10989.31
  1994/03/31      11682.76                    10510.18
  1994/04/30      11613.16                    10644.71
  1994/05/31      11533.62                    10819.28
  1994/06/30      11285.05                    10554.21
  1994/07/31      11523.67                    10900.39
  1994/08/31      12160.01                    11347.30
  1994/09/30      12368.81                    11069.29
  1994/10/31      12756.58                    11318.35
  1994/11/30      12229.61                    10906.14
  1994/12/31      12290.89                    11067.88
  1995/01/31      12026.25                    11354.87
  1995/02/28      12546.03                    11797.37
  1995/03/31      13014.85                    12145.51
  1995/04/30      13830.19                    12503.19
  1995/05/31      13983.06                    13002.94
  1995/06/30      15195.88                    13305.00
  1995/07/31      16500.42                    13746.20
  1995/08/31      16694.06                    13780.70
  1995/09/30      17325.95                    14362.24
  1995/10/31      17162.88                    14310.97
  1995/11/30      18457.23                    14939.22
  1995/12/31      18699.43                    15226.95
  1996/01/31      18382.01                    15745.28
  1996/02/29      19679.17                    15891.24
  1996/03/31      20056.13                    16044.27
  1996/04/30      21231.33                    16280.76
  1996/05/31      21830.02                    16700.64
  1996/06/30      21098.29                    16764.27
  1996/07/31      19346.57                    16023.63
  1996/08/31      20344.39                    16361.56
  1996/09/30      21763.50                    17282.39
  1996/10/31      21852.20                    17759.04
  1996/11/30      23049.58                    19101.45
  1996/12/31      23027.71                    18723.05
  1997/01/31      24805.04                    19892.86
  1997/02/28      22902.22                    20048.82
  1997/03/31      22400.88                    19225.02
  1997/04/30      23232.65                    20372.75
  1997/05/31      25534.27                    21613.04
  1997/06/30      26354.64                    22581.31
  1997/07/31      29909.62                    24378.10
  1997/08/31      29943.80                    23012.44
  1997/09/30      31470.61                    24272.83
  1997/10/31      28736.02                    23462.12
  1997/11/30      27892.85                    24548.18
  1997/12/31      28700.30                    24969.67
  1998/01/31      28233.53                    25245.84
  1998/02/28      30698.77                    27066.57
  1998/03/31      32606.09                    28452.65
  1998/04/30      33021.29                    28738.88
  1998/05/31      30984.22                    28244.86
  1998/06/30      32411.47                    29392.17
  1998/07/31      31814.62                    29079.14
  1998/08/31      24885.99                    24874.88
  1998/09/30      27662.63                    26468.36
  1998/10/31      30348.45                    28621.30
  1998/11/30      32787.74                    30356.04
  1998/12/31      36649.17                    32105.15
  1999/01/31      44385.45                    33447.79
  1999/02/28      40623.74                    32408.23
  1999/03/31      45644.02                    33704.88
  1999/04/30      50916.02                    35010.27
  1999/05/31      48217.09                    34183.68
  1999/06/30      51237.65                    36080.88
  1999/07/31      50188.84                    34954.43
  1999/08/31      49965.10                    34781.41
  1999/09/30      49797.29                    33828.05
  1999/10/31      52887.77                    35968.69
  1999/11/30      59446.30                    36699.93
IMATRL PRASUN   SHR__CHT 19991130 19991214 091518 R00000000000087

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity New Millennium Fund on December 28, 1992, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by November 30, 1999, the value of the investment would have grown to $59,446 - a 494.46% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $36,700 - a 267.00% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

* THE LIPPER MID-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MID-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF NOVEMBER 30, 1999 THE ONE YEAR AND FIVE YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LIPPER MID-CAP GROWTH FUNDS AVERAGE ARE 63.32%, 185.97% AND 63.32%, 22.74%, RESPECTIVELY; AND THE ONE YEAR AND FIVE YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LIPPER MID-CAP SUPERGROUP AVERAGE ARE 36.93%, 145.41% AND 36.93%, 18.89%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Over the past year, the technology
sector turned the challenge for
equity market leadership into a
one-horse race, crossing the wire
uncontested while other segments of
the market struggled just to get out
of the gate. For the 12-month
period ending November 30, 1999,
the Standard & Poor's 500 Index -
a market-capitalization-weighted
index of 500 widely held U.S. stocks
- returned 20.90%. The Dow Jones
Industrial Average - an index of 30
blue-chip stocks - posted a 21.20%
return during the period. Small-cap
stocks also rode the tech wave, as
the Russell 2000(registered trademark) Index - helped by its healthy 26% weighting in the sector - returned 15.67% for the 12 months ending November 30,
1999. Spurring the technology
industry on in large part was the
Internet and all of its inherent cost
and productivity efficiencies. Even
the Federal Reserve Board had
trouble reining in the sector and its
influence on the vigorous U.S.
economy. The Fed's three
interest-rate hikes over the final six
months of the period - typically an
effective harness on the
performance of hot growth stocks
- had little effect on technology's
momentum. Witness the tech-heavy
NASDAQ Index, which returned
71.64% during the 12-month
period, and which set a record high
in 71% of the trading sessions - or,
15 out of 21 days - during
November.

(PHOTOGRAPH OF NEAL MILLER)

An interview with Neal Miller, Portfolio Manager of Fidelity New
Millennium Fund

Q. HOW DID THE FUND PERFORM, NEAL?

A. It was a great year. For the 12 months that ended November 30, 1999, the fund returned 81.31%. That easily topped the Standard & Poor's 500 Index, which returned 20.90% during the same period. The capital appreciation funds average, as tracked by Lipper Inc., returned 36.51%.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG SHOWING?

A. Two things: The market environment favored growth stocks during the period, and the fund rode the coattails of the information age. As we entered the period, prior troubles in Asian markets were fading, and global liquidity - not to mention investor confidence - was on the upswing. At the same time, stock prices in some areas, particularly among smaller, faster-growing technology names, had declined and I found some good opportunities there. Several of the fund's investments in the Internet and wireless communications areas contributed significant gains for the fund.

Q. WHAT WAS YOUR STRATEGY WITHIN THE TECHNOLOGY GROUP?

A. Internet-related stocks continued to account for a big chunk of the fund's technology positions. The fund's largest single position at the end of the period was CMGI, the Massachusetts-based venture capital firm. CMGI has been the launching pad for a number of well-known Internet firms, including Lycos, and its stock continued to perform superbly. The fund's stakes in Veritas Software and Brocade Communications, meanwhile, reflected my attraction to the data storage area. More people are sharing information across the globe, and the demand for storage capacity has never been higher. Other Internet stocks that performed well included Akamai Technologies - which provides tools for faster and more reliable Web access - and RealNetworks, the leading provider of audio and video streams for the Web.

Q. YOUR DECISION TO LIMIT THE FUND'S EXPOSURE TO HEALTH AND FINANCE STOCKS APPEARS TO HAVE BEEN A WISE ONE . . .

A. The lack of exposure certainly helped. My investing philosophy is to look for companies that I feel can benefit from social and economic trends. The social and legislative climate was unfavorable to health stocks during the period, what with changes in Medicare reimbursements, class action suits against HMOs and the general furor over the rising cost of prescription drugs. I also tend to stay away from financial stocks because the major variables that drive the business are very difficult to predict - finance stocks are heavily dependent on the direction of interest rates.

Q. DID ANY OTHER AREAS PROVIDE SOLID RETURNS FOR THE FUND?

A. Energy services stocks provided a performance boost during the first half of the period. In late 1998 and early 1999, these stocks were at considerable lows, mostly due to the plummeting price of oil. Supply was up, demand was down, and the fund's positions in oil exploration companies such as Smith International and Global Marine were lagging. Our internal research, though, suggested that oil prices would recover. When the price did indeed bounce back, these holdings benefited nicely.

Q. WHICH INDIVIDUAL STOCKS DIDN'T PERFORM WELL?

A. A couple of the fund's positions in road construction-related companies underperformed. Six months ago, the legislative outlook for roadwork spending looked good, and the fund's stakes in Martin Marietta and Southdown reflected my optimism. Unfortunately, more engineering and planning issues cropped up and the anticipated building activity was delayed. As a result, both of these holdings proved disappointing. Transportation company Union Pacific was another disappointment, as the company's trucking arm endured a costly labor dispute. Union Pacific's earnings profile, however, remained favorable.

Q. WHAT'S YOUR OUTLOOK?

A. One area that should continue to be lively is this whole effort to move information along computer lines at faster speeds. The investment in infrastructure in this area should present a number of good opportunities. Also, as Y2K comes and goes, companies may re-allocate the money used for Y2K budgets into improving their data storage capabilities. That area also may continue to be fertile investing ground.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

NEAL MILLER DELVES INTO A
COUPLE OF INVESTING THEMES:

DIGITAL COMMUNICATIONS: "I've
been attracted to the
analog-to-digital communications
move for some time, and the trend
just keeps getting better and
better. The demand for faster
wireless communications is
phenomenal. We all want to talk
with each other faster and send
information to each other more
quickly. Now, wireless handsets
are offering everything from easy
access to the Internet to local map
routes to real-time business news
from Bloomberg. Since about 40%
of the U.S. communications
infrastructure is digital-oriented,
there's still room to grow. As an
example, the fund's investment in
electronics retailer Best Buy -
which specializes in digital
products - performed well."

JAPAN: "I was intrigued by the
progress made in Japan. Japanese
investors are just beginning to
understand the power of equities.
If you took the typical Japanese
household, perhaps 60% of their
savings are tied up in low-yielding,
cash-like instruments. As some of
those instruments come due,
people may very well shift their
savings into stocks. With this in
mind, I bought stakes in several
Japanese brokerage houses -
including Nomura Securities and
Daiwa Securities - and each
performed well."

FUND FACTS

GOAL: long-term capital
appreciation by investing
mainly in equity securities of
companies that are likely to
benefit from social and
economic trends

FUND NUMBER: 300

TRADING SYMBOL: FMILX

START DATE: December 28, 1992

SIZE: as of November 30,
1999, more than $2.8
billion

MANAGER: Neal Miller, since
inception; joined
Fidelity in 1988
(checkmark)

INVESTMENT CHANGES

TOP TEN STOCKS AS OF NOVEMBER
30, 1999

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

CMGI, Inc.                      8.2                      11.2

Micron Technology, Inc.         3.7                      2.3

QLogic Corp.                    3.1                      0.1

Best Buy Co., Inc.              2.8                      2.6

Union Pacific Corp.             2.6                      3.7

Immunex Corp.                   2.6                      2.9

Global Marine, Inc.             2.5                      1.8

Lycos, Inc.                     2.3                      2.1

VERITAS Software Corp.          2.3                      0.0

Emulex Corp.                    2.1                      0.3

                                32.2                     27.0

TOP FIVE MARKET SECTORS AS OF
NOVEMBER 30, 1999

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

TECHNOLOGY                      47.0                     25.8

ENERGY                          11.0                     8.9

UTILITIES                       7.1                      5.5

MEDIA & LEISURE                 6.4                      10.4

FINANCE                         5.5                      5.1



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF NOVEMBER 30, 1999 *                                            AS OF MAY 31, 1999 **

                            Stocks 97.6%                                                     Stocks 92.9%

                             Short-Term  Investments and                                      Short-Term  Investments and
                             Net Other Assets 2.4%                                            Net Other Assets 7.1%

* FOREIGN INVESTMENTS                                      10.3%      ** FOREIGN INVESTMENTS  4.6%


Row: 1, Col: 1, Value: 97.59999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.4
Row: 1, Col: 1, Value: 92.90000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.1

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS NOVEMBER 30, 1999
Showing Percentage of Net Assets

COMMON STOCKS - 97.6%

                                 SHARES                     VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - 1.5%

CHEMICALS & PLASTICS - 0.0%

Intertape Polymer Group, Inc.     40,800                    $ 984

METALS & MINING - 1.3%

CommScope, Inc. (a)               26,500                     1,116

Inco Ltd.                         531,000                    9,723

Martin Marietta Materials,        688,800                    26,131
Inc.

                                                             36,970

PAPER & FOREST PRODUCTS - 0.2%

The St. Joe Co.                   186,800                    4,180

TOTAL BASIC INDUSTRIES                                       42,134

CONSTRUCTION & REAL ESTATE -
2.2%

BUILDING MATERIALS - 1.9%

Florida Rock Industries, Inc.     408,500                    12,766

Southdown, Inc.                   946,340                    43,709

                                                             56,475

CONSTRUCTION - 0.1%

Butler Manufacturing Co.          137,550                    2,949

ENGINEERING - 0.2%

Fluor Corp.                       93,800                     3,945

Foster Wheeler Corp.              75,200                     766

MYR Group, Inc.                   39,300                     732

                                                             5,443

TOTAL CONSTRUCTION & REAL                                    64,867
ESTATE

DURABLES - 0.1%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Oshkosh Truck Co.                 11,250                     311

HOME FURNISHINGS - 0.1%

Bassett Furniture Industries,     57,400                     915
Inc.

La-Z-Boy, Inc.                    7,700                      139

                                                             1,054

TEXTILES & APPAREL - 0.0%

Polymer Group, Inc.               53,600                     1,008

TOTAL DURABLES                                               2,373

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

ENERGY - 11.0%

ENERGY SERVICES - 10.7%

Atwood Oceanics, Inc. (a)         376,400                   $ 12,656

Baker Hughes, Inc.                146,300                    3,694

BJ Services Co. (a)               32,000                     1,116

Cal Dive International, Inc.      133,100                    4,842
(a)

Diamond Offshore Drilling,        204,700                    6,243
Inc.

ENSCO International, Inc.         1,496,000                  30,014

Global Marine, Inc. (a)           4,805,500                  73,584

Grey Wolf, Inc. (a)               418,400                    1,151

Helmerich & Payne, Inc.           443,300                    10,030

Marine Drilling Companies,        1,525,600                  25,745
Inc. (a)

Nabors Industries, Inc. (a)       89,900                     2,388

Noble Drilling Corp. (a)          806,400                    22,478

R&B Falcon Corp. (a)              2,397,400                  29,668

Santa Fe International Corp.      576,700                    13,156

Schlumberger Ltd.                 617,000                    37,059

Smith International, Inc. (a)     783,400                    31,238

Varco International, Inc. (a)     515,000                    5,504

                                                             310,566

OIL & GAS - 0.3%

Compagnie Generale de             149,300                    1,530
Geophysique SA sponsored ADR
(a)

Cooper Cameron Corp. (a)          17,100                     733

National-Oilwell, Inc. (a)        132,100                    1,882

Sunoco, Inc.                      111,400                    2,848

                                                             6,993

TOTAL ENERGY                                                 317,559

FINANCE - 5.5%

BANKS - 0.0%

CCBT Financial Companies,         13,000                     198
Inc.

National Bancorp of Alaska,       10,700                     277
Inc.

                                                             475

CREDIT & OTHER FINANCE - 0.8%

Concord EFS, Inc. (a)             114,550                    3,036

Federal Agricultural Mortgage     239,100                    4,633
Corp. Class C (a)

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Investors Financial Services      17,500                    $ 801
Corp.

JAFCO Co. Ltd.                    82,000                     15,191

                                                             23,661

INSURANCE - 0.1%

Arthur J. Gallagher & Co.         2,400                      131

Blanch E.W. Holdings, Inc.        57,700                     3,347

Brown & Brown, Inc.               14,600                     569

                                                             4,047

SECURITIES INDUSTRY - 4.6%

A.F.P. Provida SA ADR             14,500                     298

Alleghany Corp.                   900                        173

Daiwa Securities Co. Ltd.         3,606,000                  51,534

E*Trade Group, Inc. (a)           140,100                    4,212

Kokusai Securities Co. Ltd.       657,000                    10,465

Macrovision Corp. (a)             20,100                     1,284

Nikko Securities Co. Ltd.         2,513,000                  31,283

Nomura Securities Co. Ltd.        1,850,000                  33,003

                                                             132,252

TOTAL FINANCE                                                160,435

HEALTH - 4.9%

DRUGS & PHARMACEUTICALS - 4.2%

Abgenix, Inc. (a)                 6,800                      349

Allergan, Inc.                    74,500                     7,329

Amgen, Inc. (a)                   111,000                    5,057

Biogen, Inc. (a)                  253,500                    18,521

Cephalon, Inc. (a)                37,000                     823

COR Therapeutics, Inc. (a)        37,200                     735

Genentech, Inc.                   34,200                     2,937

Genzyme Corp. - General           17,700                     637
Division

Hauser, Inc. (a)                  12,275                     29

IDEC Pharmaceuticals Corp. (a)    20,800                     2,636

Immunex Corp. (a)                 1,050,100                  74,426

Invitrogen Corp.                  8,700                      262

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Medimmune, Inc. (a)               55,950                    $ 6,724

Warner-Lambert Co.                24,600                     2,206

                                                             122,671

MEDICAL EQUIPMENT & SUPPLIES
- 0.2%

Biomet, Inc.                      92,700                     2,937

Patterson Dental Co. (a)          31,700                     1,454

                                                             4,391

MEDICAL FACILITIES MANAGEMENT
- 0.5%

Express Scripts, Inc. Class A     162,200                    8,232
(a)

Fresenius Medical Care AG         95,200                     2,672
sponsored ADR

Hooper Holmes, Inc.               66,100                     1,562

Quest Diagnostics, Inc. (a)       29,800                     907

Syncor International Corp. (a)    9,000                      253

                                                             13,626

TOTAL HEALTH                                                 140,688

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.3%

ELECTRICAL EQUIPMENT - 0.4%

ANTEC Corp. (a)                   70,400                     3,942

C-COR.net Corp. (a)               111,500                    5,693

Cymer, Inc. (a)                   43,700                     1,748

                                                             11,383

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.9%

ASM Lithography Holding NV (a)    229,700                    21,506

Astec Industries, Inc. (a)        139,500                    3,470

BOLDER Technologies Corp. (a)     26,300                     289

Manitowoc Co., Inc.               461,550                    14,077

The Stanley Works                 1,385,700                  43,130

                                                             82,472

POLLUTION CONTROL - 0.0%

The IT Group, Inc. (a)            86,100                     899

TOTAL INDUSTRIAL MACHINERY &                                 94,754
EQUIPMENT

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

MEDIA & LEISURE - 6.4%

BROADCASTING - 5.0%

AT&T Corp. - Liberty Media        744,952                   $ 31,148
Group Class A (a)

BHC Communications, Inc.          146,800                    23,194
Class A

Cablevision Systems Corp.         405,100                    27,775
Class A (a)

Chris-Craft Industries, Inc.      191,066                    13,255

Cox Communications, Inc.          648,146                    30,463
Class A (a)

Cox Radio, Inc. Class A (a)       2,200                      167

EchoStar Communications Corp.     14,100                     931
Class A (a)

i-CABLE Communications Ltd.       917,500                    1,412

Infinity Broadcasting Corp.       32,100                     1,170
Class A

Liberty Digital, Inc. (a)         120,200                    5,927

NTL, Inc. (a)                     39,150                     3,570

PT Multimedia Sgps SA (a)         8,100                      320

Radio Unica Communications        1,000                      28
Corp. (a)

Sinclair Broadcast Group,         80,600                     927
Inc. Class A (a)

TV Guide, Inc. (a)                58,700                     3,726

Westwood One, Inc. (a)            19,500                     1,116

                                                             145,129

ENTERTAINMENT - 1.1%

International Speedway Corp.:

Class A                           207,938                    13,724

Class B                           140,500                    9,133

Speedway Motorsports, Inc. (a)    291,500                    8,326

                                                             31,183

LODGING & GAMING - 0.0%

Championship Auto Racing          42,400                     1,012
Teams, Inc. (a)

PUBLISHING - 0.2%

Martha Stewart Living             42,100                     1,305
Omnimedia, Inc. Class A (a)

Reader's Digest Association,      140,100                    4,063
Inc. Class A (non-vtg.)

                                                             5,368

RESTAURANTS - 0.1%

CEC Entertainment, Inc. (a)       41,100                     1,233

Cheesecake Factory, Inc. (a)      62,200                     1,928

                                                             3,161

TOTAL MEDIA & LEISURE                                        185,853

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

NONDURABLES - 0.2%

BEVERAGES - 0.1%

Brown-Forman Corp. Class B        69,800                    $ 4,376

FOODS - 0.1%

Tootsie Roll Industries, Inc.     55,108                     1,760

TOBACCO - 0.0%

DIMON, Inc.                       52,600                     178

Souza Cruz Industria Comerico     50,000                     358

                                                             536

TOTAL NONDURABLES                                            6,672

RETAIL & WHOLESALE - 3.3%

DRUG STORES - 0.0%

Drug Emporium, Inc. (a)           210,400                    848

RETAIL & WHOLESALE,
MISCELLANEOUS - 3.3%

Best Buy Co., Inc. (a)            1,298,900                  81,181

Chemdex Corp.                     174,800                    11,340

E-Stamp Corp.                     35,200                     1,276

PETCO Animal Supplies, Inc.       69,300                     970
(a)

Tiffany & Co., Inc.               11,600                     899

                                                             95,666

TOTAL RETAIL & WHOLESALE                                     96,514

SERVICES - 2.3%

ADVERTISING - 0.6%

Interpublic Group of              151,200                    7,106
Companies, Inc.

Omnicom Group, Inc.               40,200                     3,543

PubliGroupe SA                    1,743                      1,625

Saatchi & Saatchi PLC             37,000                     893
sponsored ADR

Young & Rubicam, Inc.             72,900                     3,804

                                                             16,971

EDUCATIONAL SERVICES - 0.0%

ITT Educational Services,         27,500                     485
Inc. (a)

PRINTING - 0.2%

Cyrk, Inc. (a)                    31,700                     234

Deluxe Corp.                      182,900                    4,790

                                                             5,024

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - 1.5%

ASE Test Ltd. (a)                 198,000                   $ 4,406

CheckFree Holdings Corp. (a)      552,500                    36,292

Convergys Corp. (a)               10,500                     287

eGlobe, Inc. (a)                  251                        1

Precision Response Corp. (a)      7,900                      172

StarTek, Inc. (a)                 190,500                    4,370

                                                             45,528

TOTAL SERVICES                                               68,008

TECHNOLOGY - 47.0%

COMMUNICATIONS EQUIPMENT - 2.2%

Andrew Corp. (a)                  2,119,300                  29,538

Aspect Telecommunications         44,000                     1,452
Corp. (a)

AudioCodes Ltd.                   32,000                     1,916

Cabletron Systems, Inc. (a)       35,100                     805

Ditech Communications Corp.       29,400                     3,043

KPNQwest NV (C Shares) (a)        32,900                     1,233

Nokia AB sponsored ADR            121,800                    16,831

Pacific Century CyberWorks        6,154,000                  5,269
Ltd. (a)

Sycamore Networks, Inc. (a)       800                        178

Tellabs, Inc. (a)                 35,100                     2,277

                                                             62,542

COMPUTER SERVICES & SOFTWARE
- 23.3%

Akamai Technologies, Inc.         31,500                     7,466

Amdocs Ltd. (a)                   17,200                     605

Aspect Development, Inc. (a)      34,900                     1,666

BEA Systems, Inc. (a)             28,100                     2,283

Bluestone Software, Inc.          151,100                    9,519

Broadbase Software, Inc. (a)      5,300                      460

BroadVision, Inc. (a)             144,800                    13,475

Cadence Design Systems, Inc.      192,900                    3,424
(a)

CMGI, Inc. (a)                    1,613,300                  237,350

Computer Associates               41,500                     2,698
International, Inc.

Critical Path, Inc.               17,700                     986

CSK Corp.                         11,500                     1,601

eBay, Inc. (a)                    32,800                     5,414

Exchange Applications, Inc.       49,600                     3,013

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Exodus Communications, Inc.       114,000                   $ 12,291
(a)

F5 Networks, Inc.                 83,500                     9,446

Foundry Networks, Inc.            6,900                      1,622

Genesys Telecommunications        19,400                     995
Laboratories, Inc. (a)

Hyperion Solutions Corp. (a)      17,600                     482

i2 Technologies, Inc. (a)         15,100                     1,284

Inktomi Corp. (a)                 42,200                     5,446

InsWeb Corp.                      26,300                     773

Internet.com Corp.                3,500                      130

InterVU, Inc. (a)                 17,700                     1,102

Intuit, Inc. (a)                  117,100                    5,855

iXL Enterprises, Inc.             5,100                      184

Korea Thrunet Co. Ltd. Class A    6,600                      367

Latitude Communications, Inc.     10,500                     257

Legato Systems, Inc. (a)          76,400                     5,159

Lycos, Inc. (a)                   1,170,400                  65,542

Mercury Interactive Corp. (a)     38,500                     3,200

Micromuse, Inc. (a)               90,200                     10,317

Microsoft Corp. (a)               203,610                    18,538

Midway Games, Inc. (a)            15,900                     344

Mission Critical Software,        10,500                     575
Inc.

National Computer Systems,        145,100                    5,568
Inc.

NaviSite, Inc. (a)                500                        27

New Era of Networks, Inc. (a)     36,800                     1,771

Oracle Corp. (a)                  35,200                     2,387

Peregrine Systems, Inc. (a)       10,400                     728

Phone.com, Inc.                   124,540                    18,058

Polycom, Inc. (a)                 120,400                    7,706

Proxicom, Inc.                    46,000                     3,174

Razorfish, Inc.                   21,200                     1,552

RealNetworks, Inc. (a)            262,200                    36,577

Red Hat, Inc. (a)                 10,200                     2,142

Redback Networks, Inc.            94,200                     13,182

SalesLogix Corp.                  38,100                     1,095

Silknet Software, Inc.            6,400                      565

Software.com, Inc.                83,100                     8,066

Sykes Enterprises, Inc. (a)       50,200                     2,005

Terra Networks SA (a)             16,500                     570

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Transaction Systems               30,300                    $ 1,059
Architects, Inc. Class A (a)

Verio, Inc. (a)                   112,700                    4,050

VeriSign, Inc. (a)                47,300                     8,789

VERITAS Software Corp. (a)        714,300                    65,403

Verity, Inc. (a)                  15,700                     1,624

Vignette Corp. (a)                118,200                    24,453

Yahoo!, Inc. (a)                  144,100                    30,657

                                                             675,077

COMPUTERS & OFFICE EQUIPMENT
- 9.1%

Advanced Digital Information      35,700                     1,604
Corp. (a)

Alteon Websystems, Inc.           31,800                     3,069

Ancor Communications, Inc. (a)    764,900                    46,372

Apple Computer, Inc. (a)          52,700                     5,158

Comverse Technology, Inc. (a)     87,800                     10,613

Dell Computer Corp. (a)           318,600                    13,700

EMC Corp. (a)                     187,300                    15,651

Emulex Corp. (a)                  383,600                    62,335

Gadzoox Networks, Inc.            17,900                     1,414

Juniper Networks, Inc.            35,000                     9,699

MTI Technology Corp. (a)          423,400                    11,855

Network Appliance, Inc. (a)       114,800                    13,511

RadiSys Corp. (a)                 18,450                     828

RSA Security, Inc. (a)            216,800                    8,076

Seagate Technology, Inc. (a)      544,400                    20,143

Softbank Corp.                    41,500                     29,980

Sun Microsystems, Inc. (a)        84,300                     11,149

                                                             265,157

ELECTRONIC INSTRUMENTS - 0.2%

Helix Technology, Inc.            28,100                     1,138

Optical Coating Laboratories,     20,300                     3,994
Inc.

                                                             5,132

ELECTRONICS - 12.2%

Anaren Microwave, Inc. (a)        14,100                     613

Applied Micro Circuits Corp.      345,500                    28,720
(a)

AVX Corp.                         169,900                    6,955

Broadcom Corp. Class A (a)        59,600                     10,672

Brocade Communications            122,900                    35,633
Systems, Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

CTS Corp.                         61,400                    $ 4,924

E Tek Dynamics, Inc.              90,400                     6,780

Flextronics International         3,700                      307
Ltd. (a)

International Rectifier Corp.     69,800                     1,413
(a)

JDS Uniphase Corp. (a)            52,600                     12,032

JNI Corp.                         53,200                     4,170

Kent Electronics Corp. (a)        102,800                    2,358

Kyocera Corp.                     11,400                     1,376

Linear Technology Corp.           79,800                     5,671

LSI Logic Corp. (a)               171,100                    10,341

Micron Technology, Inc. (a)       1,574,200                  105,668

National Semiconductor Corp.      130,500                    5,546
(a)

NVIDIA Corp.                      17,600                     609

Plexus Corp. (a)                  6,100                      240

PMC-Sierra, Inc. (a)              102,600                    10,574

QLogic Corp. (a)                  786,200                    88,939

RF Micro Devices, Inc. (a)        39,000                     2,650

Silicon Storage Technology,       20,900                     554
Inc. (a)

Storage Technology Corp. (a)      130,700                    2,581

Taiwan Semiconductor              95,400                     3,417
Manufacturing Co. Ltd.
sponsored ADR (a)

                                                             352,743

TOTAL TECHNOLOGY                                             1,360,651

TRANSPORTATION - 2.8%

RAILROADS - 2.7%

Florida East Coast Industries     54,800                     2,233

Union Pacific Corp.               1,582,700                  74,486

                                                             76,719

SHIPPING - 0.1%

Alexander & Baldwin, Inc.         150,900                    3,433

TOTAL TRANSPORTATION                                         80,152

UTILITIES - 7.1%

CELLULAR - 3.5%

ALLTEL Corp.                      44,100                     3,815

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Cable & Wireless Optus Ltd.       432,400                   $ 1,127
(a)

China Telecom (Hong Kong)         58,200                     6,118
Ltd. sponsored ADR (a)

Nextel Communications, Inc.       44,500                     4,411
Class A (a)

QUALCOMM, Inc. (a)                134,600                    48,767

Rural Cellular Corp. Class A      38,100                     3,053
(a)

Sprint Corp. Series 1 - PCS       48,900                     4,487
Group

Telephone & Data Systems,         87,700                     11,681
Inc.

Triton PCS Holdings, Inc.         28,000                     1,309
Class A (a)

United States Cellular Corp.      55,800                     6,633
(a)

Vodafone AirTouch PLC             68,000                     3,209
sponsored ADR

VoiceStream Wireless Corp. (a)    78,900                     7,279

                                                             101,889

ELECTRIC UTILITY - 1.5%

Black Hills Corp.                 157,650                    3,449

Calpine Corp. (a)                 332,000                    19,588

Illinova Corp.                    644,000                    20,689

Korea Electric Power Corp.        17,600                     352
sponsored ADR

                                                             44,078

GAS - 0.1%

Dynegy, Inc.                      147,600                    3,321

TELEPHONE SERVICES - 2.0%

Allegiance Telecom, Inc. (a)      166,500                    12,300

Covad Communications Group,       135,000                    7,012
Inc.

DDI Corp.                         162                        2,239

Illuminet Holdings, Inc.          400                        21

Level 3 Communications, Inc.      10,000                     678
(a)

Metromedia Fiber Network,         720,600                    27,923
Inc. Class A (a)

Rhythms NetConnections, Inc.      153,700                    5,418
(a)

Thus Telecom PLC (a)              176,000                    1,102

                                                             56,693

TOTAL UTILITIES                                              205,981

TOTAL COMMON STOCKS                                          2,826,641
(Cost $1,782,187)

CASH EQUIVALENTS - 11.4%

                                 SHARES                     VALUE (NOTE 1)  (000S)

Central Cash Collateral Fund,     274,668,054               $ 274,668
5.69% (b)

Taxable Central Cash Fund,        55,871,095                 55,871
5.34% (b)

TOTAL CASH EQUIVALENTS                                      330,539
(Cost $330,539)

TOTAL INVESTMENT PORTFOLIO -                                 3,157,180
109.0%
(Cost $2,112,726)

NET OTHER ASSETS - (9.0)%                                    (260,880)

NET ASSETS - 100%                                            $ 2,896,300


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America    89.7%

Japan                       6.1

Netherlands Antilles        1.3

Others (individually less     2.9
than 1%)

                            100.0%

INCOME TAX INFORMATION

At November 30, 1999, the aggregate cost of investment securities for income tax purposes was $2,118,927,000. Net unrealized appreciation aggregated $1,038,253,000, of which $1,096,196,000 related to appreciated investment securities and $57,943,000 related to depreciated investment securities.

The fund hereby designates approximately $166,162,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)                       NOVEMBER
                                         30, 1999

ASSETS

Investment in securities, at             $ 3,157,180
value (cost $2,112,726) -
See accompanying schedule

Receivable for investments                25,361
sold

Receivable for fund shares                5,153
sold

Dividends receivable                      819

Interest receivable                       322

Other receivables                         430

 TOTAL ASSETS                             3,189,265

LIABILITIES

Payable to custodian bank      $ 6

Payable for investments         13,780
purchased

Payable for fund shares         2,312
redeemed

Accrued management fee          1,731

Other payables and accrued      468
expenses

Collateral on securities        274,668
loaned, at value

 TOTAL LIABILITIES                        292,965

NET ASSETS                               $ 2,896,300

Net Assets consist of:

Paid in capital                          $ 1,290,634

Accumulated net investment                (8,193)
(loss)

Accumulated undistributed net             569,425
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               1,044,434
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 68,133 shares            $ 2,896,300
outstanding

NET ASSET VALUE and                       $42.51
redemption price per share
($2,896,300 (divided by)
68,133 shares)

Maximum offering price per                $43.82
share (100/97.00 of $42.51)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                       YEAR
                                           ENDED NOVEMBER 30, 1999

INVESTMENT INCOME                          $ 7,604
Dividends

Interest                                    4,410

Security lending                            604

 TOTAL INCOME                               12,618

EXPENSES

Management fee Basic fee         $ 14,100

 Performance adjustment           2,452

Transfer agent fees               3,596

Accounting and security           708
lending fees

Non-interested trustees'          8
compensation

Custodian fees and expenses       86

Registration fees                 140

Audit                             39

Legal                             18

Reports to shareholders           110

Miscellaneous                     6

 Total expenses before            21,263
reductions

 Expense reductions               (555)     20,708

NET INVESTMENT INCOME (LOSS)                (8,090)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            578,004

 Foreign currency transactions    (44)      577,960

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            675,653

 Assets and liabilities in        (20)      675,633
foreign currencies

NET GAIN (LOSS)                             1,253,593

NET INCREASE (DECREASE) IN                 $ 1,245,503
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED NOVEMBER 30, 1999  YEAR ENDED NOVEMBER 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ (8,090)                     $ (1,916)
income (loss)

 Net realized gain (loss)         577,960                       152,303

 Change in net unrealized         675,633                       91,061
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,245,503                     241,448
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (116,063)                     (182,103)
from net realized gains

Share transactions Net            791,580                       450,687
proceeds from sales of shares

 Reinvestment of distributions    111,045                       176,758

 Cost of shares redeemed          (666,947)                     (685,294)

 NET INCREASE (DECREASE) IN       235,678                       (57,849)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,365,118                     1,496
IN NET ASSETS

NET ASSETS

 Beginning of period              1,531,182                     1,529,686

 End of period (including        $ 2,896,300                   $ 1,531,182
accumulated net investment
loss   of $8,193 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                             23,550                        19,108

 Issued in reinvestment of        4,440                         8,371
distributions

 Redeemed                         (20,459)                      (29,373)

 Net increase (decrease)          7,531                         (1,894)


FINANCIAL HIGHLIGHTS

YEARS ENDED NOVEMBER 30,         1999     1998     1997     1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 25.27  $ 24.48  $ 20.79  $ 18.11   $ 12.30
of period

Income from Investment
Operations

Net investment income (loss) C    (.12)    (.03)    (.03)    (.03)     (.02) D

Net realized and unrealized       19.30    3.74     4.27     4.15      6.12
gain (loss)

Total from investment             19.18    3.71     4.24     4.12      6.10
operations

Less Distributions

From net realized gain            (1.94)   (2.92)   (.55)    (1.44)    (.29)

Net asset value, end of period   $ 42.51  $ 25.27  $ 24.48  $ 20.79   $ 18.11

TOTAL RETURN A, B                 81.31%   17.55%   21.01%   24.88%    50.92%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,896  $ 1,531  $ 1,530  $ 1,267   $ 544
(in millions)

Ratio of expenses to average      .95%     .86%     .99%     1.07%     1.20%
net assets

Ratio of expenses to average      .93% E   .83% E   .94% E   1.03% E   1.18% E
net assets after expense
reductions

Ratio of net investment           (.36)%   (.13)%   (.13)%   (.17)%    (.15)%
income (loss) to average net
assets

Portfolio turnover rate           116%     121%     142%     158%      176%


THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.

NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $0.01 PER SHARE.

FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended November 30, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 15, 1996, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund(the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $2,586,485,000 and $2,471,860,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .74% of average net assets after the performance adjustment.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $1,745,000 on sales of shares of the fund of which $1,739,000 was retained.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .16% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $221,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $57,261,000. The weighted average interest rate was 4.85%. Interest earned from the interfund lending program amounted to $54,000 and is included in interest income on the Statement of Operations.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $257,127,000. The fund received cash collateral of $274,668,000 which was invested in cash equivalents, and U.S. Treasury obligations valued at $3,682,000.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $525,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $10,000 and $20,000, respectively, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Mt. Vernon Street Trust and the
Shareholders of Fidelity New Millennium Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Millennium Fund (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity New Millennium Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   January 7, 2000

DISTRIBUTIONS

The Board of Trustees of Fidelity New Millennium Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
12/20/99 12/17/99     -         $6.30
1/10/00  1/7/00       -         $1.03

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19200 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Colinas Blvd.
Irving, TX 75039-5587
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Colinas Blvd.
Irving, TX 75039-5587
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Neal P. Miller, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund(registered trademark)
Contrafund(registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity Fifty SM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund(registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant (registered trademark) Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST SM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com